UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Nasdaq Composite Index® Fund Fidelity® Nasdaq Composite Index® Fund : FNCMX

This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 16	0.29%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$27,928,808,575
Number of Holdings	2,983
Portfolio Turnover	7%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	54.4
Communication Services	14.7
Consumer Discretionary	12.5
Health Care	4.6
Consumer Staples	4.4
Industrials	3.3
Financials	2.9
Materials	0.9
Utilities	0.8
Real Estate	0.5
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.1
Netherlands - 0.8
Canada - 0.7
Israel - 0.4
China - 0.3
Brazil - 0.2
United Kingdom - 0.1
Switzerland - 0.1
Hong Kong - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.3
Apple Inc	10.0
Microsoft Corp	7.4
Amazon.com Inc	6.3
Alphabet Inc Class A	4.9
Broadcom Inc	4.7
Alphabet Inc Class C	4.4
Tesla Inc	3.6
Meta Platforms Inc Class A	3.0
Micron Technology Inc	2.5
58.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915909.102    1282-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the products(s).
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Nasdaq Composite Index® Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cresud SACIF y A ADR	34,251	407,929
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (b)	35,995	1,824,587
Materials - 0.0%
Chemicals - 0.0%
Bioceres Crop Solutions Corp (b)(c)	39,087	17,429
TOTAL ARGENTINA		2,249,945
AUSTRALIA - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
GMEX Robotics Corp Class A	9	12
Health Care - 0.0%
Biotechnology - 0.0%
Alterity Therapeutics ltd ADR (b)(c)	1,155	4,759
Benitec Biopharma Inc (b)(c)	24,190	279,636
Immutep Ltd ADR (b)(c)	18,722	8,217
Kazia Therapeutics Ltd ADR (c)	196	2,505
Mesoblast Ltd ADR (b)(c)	33,747	519,704
Telix Pharmaceuticals Ltd ADR (b)(c)	4,694	44,264
		859,085
Life Sciences Tools & Services - 0.0%
Genetic Technologies Ltd ADR (c)(d)	502	0
TOTAL HEALTH CARE		859,085
Information Technology - 0.1%
Communications Equipment - 0.0%
Mobilicom Ltd/Australia (c)	7,111	51,128
Electronic Equipment, Instruments & Components - 0.0%
Novonix Ltd ADR (b)(c)	26,408	18,876
Software - 0.1%
Big Digital Energy Inc (b)(c)	155	1,121
Braiin Ltd (b)	28,629	366,165
IREN Ltd (b)(c)	201,507	12,803,755
		13,171,041
TOTAL INFORMATION TECHNOLOGY		13,241,045
Materials - 0.0%
Metals & Mining - 0.0%
Elevra Lithium Ltd ADR (b)	3,432	317,941
Frontier Nuclear and Minerals Inc (b)(c)	10,855	26,052
ioneer Ltd ADR (b)(c)	7,626	31,038
IperionX Ltd ADR (b)(c)	4,090	169,162
Nova Minerals Ltd ADR (b)	12,543	84,289
TOTAL MATERIALS		628,482
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
VivoPower PLC (b)(c)	7,062	44,067
TOTAL AUSTRALIA		14,772,691
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	65,279	731,125
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	62,020	1,472,975
BAILIWICK OF JERSEY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
WeShop Holdings Ltd Class A	6,960	46,702
Financials - 0.0%
Capital Markets - 0.0%
CoinShares PLC (b)	8,849	43,891
TOTAL BAILIWICK OF JERSEY		90,593
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	111,518	1,395,090
Liberty Global Ltd Class B (c)	327	4,643
Liberty Global Ltd Class C (c)	95,055	1,155,869
TOTAL COMMUNICATION SERVICES		2,555,602
Health Care - 0.0%
Biotechnology - 0.0%
Lakefront Biotherapeutics NV ADR (b)(c)	10,150	287,753
MDxHealth SA (c)	29,185	22,177
		309,930
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(c)	24,543	73,138
Pharmaceuticals - 0.0%
AgomAb Therapeutics NV ADR (b)	8,746	98,393
TOTAL HEALTH CARE		481,461
Information Technology - 0.0%
Software - 0.0%
Materialise NV ADR (c)	22,836	152,316
TOTAL BELGIUM		3,189,379
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (b)(c)	7,723	86,807
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (c)	30,765	52,166,673
Diversified Consumer Services - 0.0%
Afya Ltd Class A	32,028	448,712
TOTAL CONSUMER DISCRETIONARY		52,615,385
Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	200,265	1,235,635
Capital Markets - 0.0%
Vinci Compass Investments Ltd Class A	35,110	355,664
XP Inc Class A	256,711	4,279,373
		4,635,037
Financial Services - 0.0%
PicS NV Class A (b)	26,422	279,809
StoneCo Ltd Class A	152,613	1,747,419
		2,027,228
TOTAL FINANCIALS		7,897,900
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	69,253	1,161,372
TOTAL BRAZIL		61,674,657
BRITISH VIRGIN ISLANDS - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Dogness International Corp Class A (c)	1,963	2,061
Health Care - 0.0%
Biotechnology - 0.0%
OKYO Pharma Ltd (c)	12,090	20,795
Industrials - 0.0%
Ground Transportation - 0.0%
Swvl Holdings Corp Class A (b)(c)	3,786	6,512
Information Technology - 0.0%
Software - 0.0%
Datasea Intelligent Technology Ltd Class A	3,072	2,590
TOTAL BRITISH VIRGIN ISLANDS		31,958
CAMBODIA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kandal M Venture Ltd Class A (b)(c)	5,510	1,984
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	61,664	3,067,784
CANADA - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telesat Corp Variable Voting Shares (United States) (c)	9,674	524,428
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (c)	18,104	7,442
TOTAL COMMUNICATION SERVICES		531,870
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Visionary Holdings Inc Class A (c)	1,472	488
Hotels, Restaurants & Leisure - 0.0%
Bragg Gaming Group Inc (United States) (c)	11,254	19,469
TOTAL CONSUMER DISCRETIONARY		19,957
Consumer Staples - 0.0%
Food Products - 0.0%
Above Food Ingredients Inc (b)(c)	23,464	13,769
Avax One Technology Ltd (c)	57,984	30,766
Borealis Foods Inc Class A (b)(c)	8,028	11,881
Village Farms International Inc (b)(c)	67,993	172,023
		228,439
Personal Care Products - 0.0%
Bioharvest Sciences Inc (c)	11,811	45,590
TOTAL CONSUMER STAPLES		274,029
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Anfield Energy Inc (United States) (b)(c)	18,177	88,340
Kolibri Global Energy Inc (United States) (b)(c)	24,921	127,596
Uranium Royalty Corp (United States) (b)(c)	89,490	313,215
TOTAL ENERGY		529,151
Financials - 0.0%
Banks - 0.0%
VersaBank (United States)	23,404	422,208
Capital Markets - 0.0%
Defi Technologies Inc (United States) (b)(c)	243,874	158,518
Consumer Finance - 0.0%
Orion Digital Corp (United States) (c)	5,176	4,865
Financial Services - 0.0%
Oxley Bridge Acquisition Ltd Class A	7,367	75,217
TOTAL FINANCIALS		660,808
Health Care - 0.0%
Biotechnology - 0.0%
Alpha Cognition Inc (b)(c)	11,992	74,230
Aurinia Pharmaceuticals Inc (c)	80,526	1,234,464
Aurinia Pharmaceuticals Inc rights (c)(d)	1,617	0
BriaCell Therapeutics Corp (United States) (b)(c)	3,231	11,761
BriaPro Therapeutics Corp (c)(d)	7,229	0
Bright Minds Biosciences Inc (United States) (b)(c)	6,137	540,486
enGene Therapeutics Inc (c)	40,733	75,356
Eupraxia Pharmaceuticals Inc (United States) (b)(c)	36,211	256,736
Fennec Pharmaceuticals Inc (United States) (c)	19,587	194,499
Medicus Pharma Ltd (c)	3,745	1,419
Oncolytics Biotech Inc (b)(c)	66,939	69,617
ProMIS Neurosciences Inc (b)(c)	5,676	61,358
Satellos Bioscience Inc (United States) (c)	11,907	86,921
TuHURA Biosciences Inc (b)(c)	42,988	97,153
Xenon Pharmaceuticals Inc (c)	49,582	2,713,623
		5,417,623
Health Care Equipment & Supplies - 0.0%
Profound Medical Corp (United States) (b)(c)	22,878	155,799
Zentek Ltd (United States) (b)(c)	53,854	31,973
		187,772
Health Care Providers & Services - 0.0%
ZeroStack Corp (c)	423	1,904
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	180,133	1,111,421
MindWalk Holdings Corp (b)(c)	25,490	44,862
		1,156,283
Pharmaceuticals - 0.0%
Aurora Cannabis Inc (United States) (b)(c)	32,619	117,428
Cardiol Therapeutics Inc (United States) (c)	60,699	74,053
Cronos Group Inc (United States) (c)	226,947	644,530
Cybin Inc (United States) (b)(c)	14,372	65,393
Grace Therapeutics Inc (b)(c)	5,571	14,317
Lexaria Bioscience Corp (b)(c)	11,622	6,996
Milestone Pharmaceuticals Inc (b)(c)	40,789	57,920
NervGen Pharma Corp (b)(c)	15,362	31,799
SNDL Inc (c)	164,900	244,052
Tilray Brands Inc Class 2 (b)(c)	69,489	382,885
		1,639,373
TOTAL HEALTH CARE		8,402,955
Industrials - 0.1%
Aerospace & Defense - 0.0%
Draganfly Inc (United States) (b)(c)	10,297	76,919
Construction & Engineering - 0.0%
PowerBank Corp (United States) (b)(c)	20,938	18,101
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (c)	205,283	1,291,230
Electrovaya Inc (United States) (c)	27,520	321,709
		1,612,939
Machinery - 0.0%
GreenPower Motor Co Inc (c)	787	873
Westport Fuel Systems Inc (United States) (b)(c)	7,639	15,202
		16,075
Professional Services - 0.1%
Thomson Reuters Corp (United States)	266,165	23,025,934
TOTAL INDUSTRIALS		24,749,968
Information Technology - 0.5%
Communications Equipment - 0.0%
Core AI Holdings Inc (b)(c)	15,069	15,822
Electronic Equipment, Instruments & Components - 0.0%
Senstar Technologies Corp (c)	15,517	43,292
IT Services - 0.4%
Shopify Inc Class A (United States) (c)	744,409	88,368,793
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	40,167	762,771
POET Technologies Inc (b)(c)	57,806	710,436
		1,473,207
Software - 0.1%
Aduro Clean Technologies Inc (United States) (b)(c)	19,232	324,059
BTQ Technologies Corp (United States) (b)(c)	84,010	404,928
Descartes Systems Group Inc/The (United States) (c)	53,321	3,933,491
Docebo Inc (United States) (b)(c)	20,406	373,022
Hive Digital Technologies Ltd (United States) (b)(c)	137,605	621,975
Open Text Corp (United States) (b)	152,441	3,634,193
Xanadu Quantum Technologies Ltd Class B (United States) (b)	24,253	392,171
ZenaTech Inc (b)(c)	17,419	28,306
		9,712,145
TOTAL INFORMATION TECHNOLOGY		99,613,259
Materials - 0.1%
Chemicals - 0.0%
Loop Industries Inc (c)	29,940	41,616
Methanex Corp (United States)	48,510	2,866,941
		2,908,557
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States) (c)	67,859	381,368
Almonty Industries Inc (United States) (c)	171,904	3,379,634
Blue Moon Metals Inc (United States) (b)(c)	15,734	120,994
Electra Battery Materials Corp (United States) (c)	21,249	13,871
Elemental Royalty Corp (United States) (b)	43,836	782,034
Foremost Clean Energy Ltd (United States) (c)	4,132	7,148
Largo Inc (United States) (c)	43,212	40,295
Mako Mining Corp (United States) (c)	4,417	38,428
NexMetals Mining Corp (United States) (c)	9,414	26,971
Santacruz Silver Mining Ltd (United States) (b)(c)	57,586	469,326
Ssr Mining Inc (United States) (c)	125,033	3,903,531
Tmc The Metals CO Inc Class A (b)(c)	252,088	1,525,132
US Goldmining Inc (b)(c)	9,962	101,612
Versamet Royalties Corp (United States) (b)	38,604	522,312
Vox Royalty Corp (United States) (b)	47,301	276,238
		11,588,894
TOTAL MATERIALS		14,497,451
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States)	31,012	2,926,292
FirstService Corp Subordinate Voting Shares (United States)	28,688	3,849,930
Real Brokerage Inc/The (c)	134,881	242,786
TOTAL REAL ESTATE		7,019,008
TOTAL CANADA		156,298,456
CHINA - 0.3%
Communication Services - 0.1%
Entertainment - 0.0%
DouYu International Holdings Ltd ADR (c)	10,412	54,559
Gamehaus Holdings Inc Class A (b)(c)	3,313	2,948
iQIYI Inc Class A ADR (b)(c)	328,706	374,725
Netease Inc ADR	49,368	6,063,378
Pop Culture Group Co Ltd Class A (c)	58,011	17,920
Scienjoy Holding Corp Class A (c)	16,735	19,747
Sohu.com Ltd ADR (c)	22,115	298,774
Sound Group Inc ADR (b)	2,153	29,388
		6,861,439
Interactive Media & Services - 0.1%
9F Inc ADR (c)	2,127	6,508
Baidu Inc Class A ADR (b)(c)	66,517	9,000,415
Bilibili Inc ADR (b)(c)	72,361	1,253,293
Hello Group Inc Class A ADR	102,307	609,750
JOYY Inc Class A ADR	34,565	2,330,718
So-Young International Inc ADR (b)(c)	55,857	108,921
Weibo Corp Class A ADR (b)	50,195	394,533
		13,704,138
Media - 0.0%
Able View Global Inc Class B (c)	10,224	11,246
Amber International Holding Ltd Class A ADR (b)(c)	6,483	11,021
GD Culture Group Ltd (c)	17,293	1,902
LZ Technology Holdings Ltd Class B (b)(c)	3,845	4,922
WiMi Hologram Cloud Inc Class B (b)(c)	4,090	6,994
Yueda Digital Holding Class A (c)	214	178
		36,263
Wireless Telecommunication Services - 0.0%
Ucloudlink Group Inc ADR (c)	11,071	11,071
TOTAL COMMUNICATION SERVICES		20,612,911
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
China Automotive Systems Inc (c)	21,380	99,417
ECARX Holdings Inc Class A (b)(c)	208,497	246,026
Hesai Group ADR (b)(c)	5,172	97,751
Kandi Technologies Group Inc (c)	49,661	41,219
WeRide Inc ADR (b)(c)	145,149	1,095,875
		1,580,288
Automobiles - 0.0%
Digital Currency X Technology Inc (b)(c)	11,243	27,995
Ezgo Technologies Ltd (c)	3	3
Li Auto Inc ADR (b)(c)	127,476	1,913,415
Lotus Technology inc ADR (b)(c)	10,052	12,867
Niu Technologies ADR (c)	34,436	80,925
		2,035,205
Broadline Retail - 0.2%
Baozun Inc Class A ADR (c)	32,067	83,054
JD.com Inc ADR	289,033	8,332,821
PDD Holdings Inc Class A ADR (c)	405,176	34,213,061
Yunji Inc ADR (c)	430	675
		42,629,611
Distributors - 0.0%
Epsium Enterprise Ltd (b)(c)	7,999	9,678
Diversified Consumer Services - 0.0%
17 Education & Technology Group Inc ADR (c)	3,611	8,811
ATA Creativity Global ADR (c)	4,528	5,343
Lixiang Education Holding Co Ltd ADR (b)(c)	638	931
Netclass Technology Inc Class A (b)(c)	3,325	3,277
Ruanyun Edai Technology Inc (c)	20,088	18,468
Skillful Craftsman Education Technology Ltd (c)	6,452	6,452
VisionSys AI Inc Class A ADR (c)	17	66
Wah Fu Education Group Ltd (c)	9,305	15,074
YSX Tech Co Ltd Class A (c)	16,342	16,996
Zeta Network Group Class A (b)(c)	824	1,442
Zhongchao Inc Class A (c)	74	11
		76,871
Hotels, Restaurants & Leisure - 0.0%
Atour Lifestyle Holdings Ltd ADR	58,430	2,006,486
Chagee Holdings Ltd ADR (b)	56,135	716,283
H World Group Ltd ADR	83,203	3,734,983
TH International Ltd (c)	18,716	37,432
Trip.com Group Ltd ADR (c)	149,151	7,074,232
Tuniu Corp Class A ADR	2,472	14,609
		13,584,025
Household Durables - 0.0%
Viomi Technology Co Ltd Class A ADR	21,467	20,718
Leisure Products - 0.0%
Here Group Ltd ADR (b)(c)	14,144	29,844
Specialty Retail - 0.0%
Autozi Internet Technology Global Ltd Class A (b)(c)	2,728	3,110
Jiuzi Holdings Inc (c)	43	50
NaaS Technology Inc ADR (b)(c)	203	629
Park Ha Biological Technology Co Ltd Class A (b)(c)	338	419
U Power Ltd Class A (c)	129	178
Uxin Ltd Class A ADR (b)(c)	33,086	74,444
		78,830
TOTAL CONSUMER DISCRETIONARY		60,045,070
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
111 Inc Class A ADR (b)(c)	2,444	13,075
Food Products - 0.0%
Origin Agritech Ltd (c)	8,286	9,363
Pingtan Marine Enterprise Ltd (b)(c)(d)	62,069	0
		9,363
TOTAL CONSUMER STAPLES		22,438
Energy - 0.0%
Energy Equipment & Services - 0.0%
Leishen Energy Holding Co Ltd Class A (b)(c)	8,390	37,336
Recon Technology Ltd Class A (c)	840	499
TOTAL ENERGY		37,835
Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (c)	80,506	413,801
Consumer Finance - 0.0%
J and Friends Holdings Ltd ADR (c)	4,579	4,487
Jiayin Group Inc ADR	9,010	39,013
LexinFintech Holdings Ltd Class A ADR	85,334	187,735
Metalpha Technology Holding Ltd (b)(c)	31,314	32,880
Qfin Holdings Inc Class A ADR	73,713	1,185,305
		1,449,420
Financial Services - 0.0%
CH Auto Inc (b)(c)(d)	2,322	0
Eureka Acquisition Corp Class A (c)	951	10,927
Future Vision II Acquisition Corp (c)	1,077	11,685
		22,612
Insurance - 0.0%
AIFU Inc Class A (c)	1,408	3,210
Huize Holding Ltd ADR (c)	1,764	2,540
Maase Inc Class A (b)(c)	6,400	76,097
Yuanbao Inc ADR (b)(c)	5,044	74,903
		156,750
TOTAL FINANCIALS		2,042,583
Health Care - 0.0%
Biotechnology - 0.0%
Adagene Inc ADR (c)	10,309	40,927
Ascentage Pharma Group International ADR (b)(c)	361	7,256
Burning Rock Biotech Ltd ADR (b)(c)	3,962	36,926
Connect Biopharma Holdings Ltd Class Common (c)	35,806	89,157
NovaBridge Biosciences ADR (c)	68,849	126,682
Sinovac Biotech Ltd (d)	27,717	0
Zai Lab Ltd ADR (b)(c)	23,879	422,420
		723,368
Health Care Equipment & Supplies - 0.0%
Baird Medical Investment Holdings Ltd (b)(c)	25,442	37,909
Jin Medical International Ltd (c)	5,327	11,932
		49,841
Health Care Providers & Services - 0.0%
Akso Health Group ADR (c)	14,973	22,759
Health Care Technology - 0.0%
iTonic Holdings Ltd Class A (c)	6,251	1,875
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (c)	61,882	19,629
China SXT Pharmaceuticals Inc (b)(c)	356	587
HUTCHMED China Ltd ADR (b)(c)	21,833	249,989
Zhengye Biotechnology Holding Ltd (b)(c)	29,068	23,690
		293,895
TOTAL HEALTH CARE		1,091,738
Industrials - 0.0%
Aerospace & Defense - 0.0%
EHang Holdings Ltd ADR (b)(c)	33,547	340,838
Air Freight & Logistics - 0.0%
BingEx Ltd ADR (b)(c)	24,028	56,226
Shengfeng Development Ltd Class A (c)	23,490	21,845
		78,071
Commercial Services & Supplies - 0.0%
Decent Holding Inc Class A (b)(c)	512	799
Planet Image International Ltd Class A (c)	12,104	12,346
		13,145
Construction & Engineering - 0.0%
Huhutech International Group Inc (b)(c)	13,397	113,338
Julong Holding Ltd (b)(c)	5,996	114,464
		227,802
Electrical Equipment - 0.0%
eLong Power Holding Ltd Class A (c)	17	12
Erayak Power Solution Group Inc Class A (c)	11	38
		50
Ground Transportation - 0.0%
Wetour Robotics Ltd (c)	7,025	7,095
Machinery - 0.0%
Greenland Technologies Holding Corp (b)(c)	13,703	8,633
Inlif Ltd Class A (b)(c)	2,262	8,618
Scage Future ADR	1,957	905
ZJK Industrial Co Ltd Class A (c)	42,267	121,729
		139,885
Marine Transportation - 0.0%
Tianci International Inc (b)(c)	21,914	28,050
Professional Services - 0.0%
E-Power Inc Class A (c)(e)	8,860	6,006
Kanzhun Ltd ADR	223,136	3,027,956
Linchen China Ltd Class A (c)	3,750	5,738
Lucas GC Ltd Class A (c)	1,314	2,338
		3,042,038
Trading Companies & Distributors - 0.0%
Texxon Holding Ltd (c)	13,342	16,678
TOTAL INDUSTRIALS		3,893,652
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Iczoom Group Inc Class A (c)	6,798	2,549
Lianhe Sowell International Group Ltd (b)(c)	34,942	5,486
Ostin Technology Group Co Ltd Class A (b)(c)(d)	2,608	4,421
		12,456
IT Services - 0.0%
CLPS Inc (c)	5,050	4,671
GDS Holdings Ltd Class A ADR (b)(c)	56,019	1,985,874
Hitek Global Inc Class A (c)	96	139
Kingsoft Cloud Holdings Ltd ADR (b)(c)	17,884	219,616
Vnet Group Inc Class A ADR (b)(c)	89,961	906,807
		3,117,107
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	124,367	620,592
Nano Labs Ltd Class A (b)(c)	8,323	22,222
		642,814
Software - 0.0%
Abits Group Inc (c)	1,041	1,032
Agora Inc ADR (c)	44,594	182,835
AIOS Tech Inc Class A (c)	21	333
Aurora Mobile Ltd Class A ADR (c)	2,278	13,873
Bit Origin Ltd Class A (b)(c)	338	598
Chaince Digital Holdings Inc (b)(c)	44,075	362,738
Infobird Co Ltd (c)	708	644
MMTEC Inc (b)(c)	11,592	76,623
Next Technology Holding Inc (b)(c)	1,020	1,479
Pony AI Inc ADR (c)	11,318	113,520
T3 Defense Inc (c)	10,552	4,697
The9 Ltd ADR (b)(c)	4,242	22,313
Xiao I Corp ADR (c)	143	1,727
Xunlei Ltd ADR (b)(c)	31,122	188,600
		971,012
Technology Hardware, Storage & Peripherals - 0.0%
Canaan Inc Class A ADR (b)(c)	445,206	184,004
Ebang International Holdings Inc Class A (c)	1,980	4,237
		188,241
TOTAL INFORMATION TECHNOLOGY		4,931,630
Materials - 0.0%
Chemicals - 0.0%
Gulf Resources Inc (c)	1,276	6,597
Metals & Mining - 0.0%
Hongli Group Inc (c)	7,458	4,569
Huadi International Group Co Ltd (c)	1,902	1,834
		6,403
TOTAL MATERIALS		13,000
TOTAL CHINA		92,690,857
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	18,322	1,295,182
CYPRUS - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GDEV Inc (c)	6,522	94,504
Industrials - 0.0%
Marine Transportation - 0.0%
Castor Maritime Inc (c)	4,135	7,857
Robin Energy Ltd (c)	173	189
Toro Corp	11,890	59,569
TOTAL INDUSTRIALS		67,615
TOTAL CYPRUS		162,119
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	291	3,416
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (c)	37,409	8,383,731
Evaxion A/S ADR (c)	621	2,484
Genmab A/S ADR (c)	39,571	1,041,904

TOTAL DENMARK		9,428,119
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	33,316	608,017
Financials - 0.0%
Financial Services - 0.0%
LaFayette Acquisition Corp	2,746	27,707
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	37,187	4,932,112
Clementia Pharmaceuticals Inc rights (c)(d)	21,066	0
DBV Technologies SA ADR (b)(c)	8,897	169,933
Inventiva SA ADR (c)	34,355	169,370
Nanobiotix SA ADR (b)(c)	4,489	181,356
Valneva SE ADR (b)(c)	5,161	32,256
		5,485,027
Health Care Equipment & Supplies - 0.0%
EDAP TMS SA ADR (c)	22,764	98,568
Pharmaceuticals - 0.0%
Ipsen SA CVRS (c)(d)	103,469	0
TOTAL HEALTH CARE		5,583,595
TOTAL FRANCE		6,219,319
GERMANY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trivago NV Class A ADR (c)	10,967	40,249
Health Care - 0.0%
Biotechnology - 0.0%
Anbio Biotechnology Ltd Class A (b)(c)	26,736	919,986
BioNTech SE ADR (c)	69,017	6,622,181
Immatics NV (c)	80,545	927,073
InflaRx NV (c)	43,672	104,813
Quantum Cyber NV (c)	225	576
		8,574,629
Life Sciences Tools & Services - 0.0%
Evotec SE ADR (c)	12,780	39,234
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)(c)	217,807	986,666
TOTAL HEALTH CARE		9,600,529
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	45,553	42,364
TOTAL GERMANY		9,683,142
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	14,324	145,675
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Anghami Inc (c)	3,505	12,127
NIP Group Inc ADR (b)(c)	4,526	1,846
		13,973
Interactive Media & Services - 0.0%
GIBO Holdings Ltd Class A (b)(c)	456	597
Media - 0.0%
TNL Mediagene (c)	124	78
TOTAL COMMUNICATION SERVICES		14,648
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
FST Corp (b)(c)	41,123	55,516
Consumer Staples - 0.0%
Food Products - 0.0%
Australian Oilseeds Holdings Ltd (b)(c)	18,762	11,638
Personal Care Products - 0.0%
Big Tree Cloud Holdings Ltd Class A (b)(c)	2,106	3,938
TOTAL CONSUMER STAPLES		15,576
Financials - 0.0%
Capital Markets - 0.0%
Activate Energy Acquisition Corp Class A	14,385	143,706
Patria Investments Ltd Class A (b)	37,295	432,249
Webull Corp Class A (b)(c)	244,687	1,565,997
		2,141,952
Financial Services - 0.0%
Crown Reserve Acquisition Corp I Class A	53,703	542,938
Fifth Era Acquisition Corp I Class A (c)	6,445	66,899
GigCapital7 Corp Class A (c)	39,838	118,717
		728,554
Insurance - 0.0%
Cheche Group Inc Class A (b)(c)	32,459	20,125
Oxbridge Re Holdings Ltd (c)	5,511	5,676
		25,801
TOTAL FINANCIALS		2,896,307
Health Care - 0.0%
Biotechnology - 0.0%
Adlai Nortye Ltd ADR (b)(c)	11,133	132,928
BridgeBio Oncology Therapeutics Inc (c)	49,459	443,647
		576,575
Health Care Providers & Services - 0.0%
Prenetics Global Ltd Class A (b)(c)	6,958	146,814
TOTAL HEALTH CARE		723,389
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OIO Group (b)(c)	11,054	21,887
Electrical Equipment - 0.0%
Skycorp Solar Group Ltd Class A (b)(c)	144	540
Marine Transportation - 0.0%
High-Trend International Group Class A (b)(c)	4,732	12,398
Professional Services - 0.0%
Youlife Group Inc ADR (b)	1,708	888
Trading Companies & Distributors - 0.0%
Ten-League International Holdings Ltd (c)	1,285	4,844
TOTAL INDUSTRIALS		40,557
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semilux International Ltd (b)(c)	16,572	4,325
Materials - 0.0%
Metals & Mining - 0.0%
Blue Gold Ltd Class A (b)	17,992	12,146
Namib Minerals (b)	33,891	51,515
TOTAL MATERIALS		63,661
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,813,979
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	24,192	222,082
Industrials - 0.0%
Marine Transportation - 0.0%
Capital Clean Energy Carriers Corp (b)	19,867	441,842
Euro-Holdings Ltd (b)	2,014	17,482
EuroDry Ltd (c)	3,945	90,696
Euroseas Ltd (b)	5,058	322,195
OceanPal Inc (b)(c)	1,422	14,220
Performance Shipping Inc (c)	4,386	7,588
Pyxis Tankers Inc (c)	10,640	44,262
Star Bulk Carriers Corp	75,248	2,050,508
United Maritime Corp	608	1,574
TOTAL INDUSTRIALS		2,990,367
TOTAL GREECE		3,212,449
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	100,851	8,608,641
HONG KONG - 0.1%
Communication Services - 0.0%
Media - 0.0%
BUUU Group Ltd Class A (b)(c)	3,407	68,140
Etoiles Capital Group Co Ltd Class A (b)(c)(d)	11,423	171,573
Everbright Digital Holding Ltd (b)(c)	1,372	4,034
QMMM Holdings Ltd Class A (c)(d)	29,633	1,769,090
TJGC Group Ltd (b)(c)(d)	10,619	23,256
		2,036,093
Wireless Telecommunication Services - 0.0%
FingerMotion Inc (b)(c)	30,327	23,352
TOTAL COMMUNICATION SERVICES		2,059,445
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	9,895	228,377
Distributors - 0.0%
707 Cayman Holdings Ltd Class A (b)(c)	691	1,037
AsiaStrategy (b)(c)	15,111	43,066
J-Long Group Ltd Class A (c)	1,508	9,772
Ping An Biomedical Co Ltd (c)	5,758	906
Raytech Holding Ltd (c)	389	1,253
		56,034
Diversified Consumer Services - 0.0%
Charming Medical Ltd Class A (b)(c)(d)	10,752	315,625
SunCar Technology Group Inc Class A (b)(c)	34,865	28,450
SuperX AI Technology Ltd (b)(c)	26,205	248,423
		592,498
Hotels, Restaurants & Leisure - 0.0%
Masterbeef Group (b)(c)	10,878	71,795
Melco Resorts & Entertainment Ltd ADR (c)	131,899	733,358
		805,153
Household Durables - 0.0%
Fenbo Holdings Ltd Class A (c)	3,296	2,965
Leisure Products - 0.0%
K-Tech Solutions Co Ltd Class A (b)	4,082	8,980
Specialty Retail - 0.0%
Pitanium Ltd Class A (b)(c)(d)	9,064	94,175
Textiles, Apparel & Luxury Goods - 0.0%
Neo-Concept International Group Holdings Ltd Class A (b)(c)	1,270	12,827
TOTAL CONSUMER DISCRETIONARY		1,801,009
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	4,971	13,670
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	49,156	5,115,666
Garden Stage Ltd Class A (b)(c)	730	20,659
Grande Group Ltd Class A (b)(c)	7,245	7,607
Magic Empire Global Ltd Class A (c)	1,372	1,646
Plutus Financial Group Ltd (b)(c)	3,368	10,138
Solowin Holdings Class A (b)(c)	98,101	340,411
TOP Financial Group Ltd Class A (b)(c)	11,095	10,551
Waton Financial Ltd (b)(c)	29,578	86,959
		5,593,637
Financial Services - 0.0%
A SPAC III Acquisition Corp Class A (c)	10,042	109,157
Newbridge Acquisition Ltd Class A	3,912	38,944
YHN Acquisition I Ltd (c)	2,266	24,540
		172,641
TOTAL FINANCIALS		5,766,278
Health Care - 0.1%
Pharmaceuticals - 0.1%
Regencell Bioscience Holdings Ltd (b)(c)	300,318	7,177,601
Industrials - 0.0%
Air Freight & Logistics - 0.0%
PS International Group Ltd (b)(c)	2,064	17,131
Building Products - 0.0%
Intelligent Living Application Group Inc (c)	862	3,017
Commercial Services & Supplies - 0.0%
Guardforce AI Co Ltd (c)	3,551	1,882
Mint Incorporation Ltd Class A (b)(c)	1,379	4,758
Rich Sparkle Holdings Ltd (b)(c)	7,350	46,967
Roma Green Finance Ltd Class A (b)(c)	36,813	255,482
SU Group Holdings Ltd Class A (b)(c)	400	407
		309,496
Construction & Engineering - 0.0%
Masonglory Ltd (b)(c)	9,139	4,158
Ming Shing Group Holdings Ltd (b)(c)	4,071	5,903
OneConstruction Group Ltd (b)(c)	11,036	10,263
Phoenix Asia Holdings Ltd (b)(c)	12,645	197,136
Reitar Logtech Holdings Ltd Class A (b)(c)	29,330	13,867
Skyline Builders Group Holding Ltd Class A (b)(c)	16,855	57,813
		289,140
Ground Transportation - 0.0%
Smart Logistics Global Ltd (b)(c)	24,897	11,951
Professional Services - 0.0%
Hang Feng Technology Innovation Co Ltd (b)(c)	4,110	8,631
OFA Group (b)(c)	5,208	1,276
		9,907
Trading Companies & Distributors - 0.0%
Euro Tech Holdings Co Ltd (b)(c)	4,600	5,796
TOTAL INDUSTRIALS		646,438
Information Technology - 0.0%
Communications Equipment - 0.0%
UTStarcom Holdings Corp (c)	12,236	33,771
Electronic Equipment, Instruments & Components - 0.0%
CCSC Technology International Holdings Ltd Class A (c)	623	333
Creative Global Technology Holdings Ltd Class A (b)(c)	8,696	4,348
TROOPS Inc (b)(c)	78,624	327,076
		331,757
IT Services - 0.0%
Alpha Technology Group Ltd Class A (b)(c)	9,023	130,382
Global Engine Group Holding Class A (b)(c)	3,799	1,657
Mega Fortune Co Ltd (b)(c)	7,394	613,555
		745,594
Software - 0.0%
Diginex Ltd (b)(c)	13,654	19,798
TOTAL INFORMATION TECHNOLOGY		1,130,920
Materials - 0.0%
Metals & Mining - 0.0%
China Natural Resources Inc (c)	183	748
TOTAL HONG KONG		18,596,109
INDIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sify Technologies Ltd ADR (b)(c)	7,351	123,643
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	54,906	2,566,307
Yatra Online Inc (c)	25,535	24,258
TOTAL CONSUMER DISCRETIONARY		2,590,565
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (c)	156,627	1,000,847
TOTAL INDIA		3,715,055
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (b)	217,081	1,528,250
IRELAND - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Brera Holdings PLC Class B (c)	5,097	29,410
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Carbon Revolution PLC (b)(c)	429	0
Health Care - 0.0%
Biotechnology - 0.0%
Amarin Corp PLC ADR (c)	11,771	170,562
Prothena Corp PLC (c)	34,512	351,332
		521,894
Health Care Equipment & Supplies - 0.0%
Trinity Biotech PLC ADR (c)	16,642	11,696
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	181	253
GH Research PLC (c)	40,483	971,188
		971,441
TOTAL HEALTH CARE		1,505,031
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	15,653	1,542,760
Electrical Equipment - 0.0%
Ads-Tec Energy PLC (b)(c)	35,718	426,473
TOTAL INDUSTRIALS		1,969,233
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
SMX Security Matters PLC (c)	58	406
TOTAL IRELAND		3,504,080
ISRAEL - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	168,202	820,826
Media - 0.0%
Nexxen International Ltd (c)	31,019	260,560
Perion Network Ltd (b)(c)	28,312	240,368
		500,928
TOTAL COMMUNICATION SERVICES		1,321,754
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	150,796	1,559,231
REE Automotive Ltd Class A (c)	7,288	3,078
		1,562,309
Broadline Retail - 0.0%
Global-e Online Ltd (c)	103,091	3,158,708
TOTAL CONSUMER DISCRETIONARY		4,721,017
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
G Willi-Food International Ltd	7,040	263,507
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	26,949	364,081
TOTAL CONSUMER STAPLES		627,588
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (c)	40,914	1,717,570
Health Care - 0.0%
Biotechnology - 0.0%
Collplant Biotechnologies Ltd (c)	5,925	2,382
Compugen Ltd (b)(c)	56,738	149,221
Enlivex Ltd (b)(c)	135,544	109,831
Entera Bio Ltd (c)	29,908	40,376
Evogene Ltd (United States) (c)	4,198	2,960
Kamada Ltd (United States)	37,503	292,898
NeuroSense Therapeutics Ltd (c)	15,870	13,036
Polyrizon Ltd (c)	823	14,131
Quoin Pharmaceuticals Ltd rights (c)(d)	3,438,400	34
XTL Biopharmaceuticals Ltd ADR (b)(c)	2,225	5,340
		630,209
Health Care Equipment & Supplies - 0.0%
Alpha Tau Medical Ltd Class A (b)(c)	53,399	578,312
Brainsway Ltd ADR (c)	13,705	217,772
Icecure Medical Ltd (b)(c)	40,453	8,859
InspireMD Inc (c)	18,244	16,797
Lifeward Ltd (c)	216	1,715
QTREX Quantum Ltd (b)(c)	2,924	8,977
		832,432
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	43,363	83,257
Pharmaceuticals - 0.0%
Intercure Ltd (United States) (c)	22,539	27,047
MediWound Ltd (b)(c)	6,967	99,837
Oramed Pharmaceuticals Inc (b)	24,282	96,400
PolyPid Ltd (c)	3,013	14,221
Sol-Gel Technologies Ltd (b)(c)	1,854	136,936
		374,441
TOTAL HEALTH CARE		1,920,339
Industrials - 0.1%
Aerospace & Defense - 0.1%
A2Z Cust2Mate Solutions Corp (b)(c)	22,691	159,518
Elbit Systems Ltd (United States) (b)	28,163	24,808,505
		24,968,023
Air Freight & Logistics - 0.0%
Freightos Ltd (b)(c)	34,242	68,826
Electrical Equipment - 0.0%
ZOOZ Strategy Ltd (United States) (c)	50,329	15,300
Machinery - 0.0%
Kornit Digital Ltd (c)	30,881	498,111
Nano Dimension Ltd ADR (c)	173,788	304,129
		802,240
TOTAL INDUSTRIALS		25,854,389
Information Technology - 0.3%
Communications Equipment - 0.0%
AudioCodes Ltd	17,874	175,880
BOS Better On-Line Solutions (c)	2,169	8,914
Ceragon Networks Ltd (c)	46,357	133,972
Gilat Satellite Networks Ltd (United States) (c)	44,999	772,633
Ituran Location and Control Ltd	12,747	835,566
Silicom Ltd (c)	4,848	195,374
		2,122,339
Electronic Equipment, Instruments & Components - 0.0%
Arbe Robotics Ltd (b)(c)	94,209	103,630
Eltek Ltd (c)	4,564	41,852
Gauzy Ltd (b)(c)	7,593	5,308
Innoviz Technologies Ltd (b)(c)	144,534	110,294
Nayax Ltd (United States) (b)(c)	23,970	1,817,166
ParaZero Technologies Ltd (b)(c)	5,181	4,805
Rail Vision Ltd (c)	1,587	7,768
SuperCom Ltd (b)(c)	1,032	12,188
		2,103,011
IT Services - 0.0%
Formula Systems 1985 Ltd ADR (b)	193	24,704
Hub Cyber Security Ltd (c)	10	2
Matrix IT Ltd	18,353	579,068
Wix.com Ltd (b)(c)	33,279	1,865,621
		2,469,395
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (b)(c)	28,284	4,855,231
Nova Ltd (c)	19,276	9,682,913
Tower Semiconductor Ltd (United States) (c)	67,801	17,304,850
		31,842,994
Software - 0.1%
Alarum Technologies Ltd ADR (b)(c)	2,975	27,638
Allot Ltd (b)(c)	27,263	222,466
Beamr Imaging Ltd (b)(c)	7,991	14,624
Cellebrite DI Ltd (c)	157,498	2,319,946
Check Point Software Technologies Ltd (c)	65,309	8,819,980
Cognyte Software Ltd (b)(c)	46,043	532,718
My Size Inc (c)	1,815	1,124
Nice Ltd ADR (b)(c)	26,939	2,496,168
RADCOM Ltd (b)(c)	13,724	204,625
Radware Ltd (c)	27,306	828,464
		15,467,753
TOTAL INFORMATION TECHNOLOGY		54,005,492
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)(c)	84,454	9,072,049
TOTAL ISRAEL		99,240,198
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	130,692	7,943,460
JAPAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Tryhard Holdings Ltd (b)	31,127	11,330
Financials - 0.0%
Financial Services - 0.0%
PayPay Corp ADR	32,988	643,926
Ribbon Acquisition Corp Class A (c)	1,002	10,721
TOTAL FINANCIALS		654,647
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryojbaba Co Ltd (b)(c)	7,347	28,727
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	19,951	0
TOTAL HEALTH CARE		28,727
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	112,077	5,365,126
Toyo Co Ltd (b)(c)	36,713	532,706
		5,897,832
Software - 0.0%
Heartcore Enterprise Inc (b)	608	2,201
TOTAL INFORMATION TECHNOLOGY		5,900,033
TOTAL JAPAN		6,594,737
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	31,709	774,017
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	37,824	5,402,024
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	121,081	10,945,722
TOTAL KAZAKHSTAN		16,347,746
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
DoubleDown Interactive Co Ltd ADR (c)	6,623	77,489
Gravity Co Ltd ADR (b)(c)	2,419	155,614
		233,103
Interactive Media & Services - 0.0%
Global Interactive Technologies Inc (b)(c)	1,314	2,799
Webtoon Entertainment Inc (b)(c)	80,771	992,676
		995,475
TOTAL COMMUNICATION SERVICES		1,228,578
Financials - 0.0%
Capital Markets - 0.0%
Harvard Ave Acquisition Corp Class A	15,678	158,348
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	16,258	128,926
TOTAL KOREA (SOUTH)		1,515,852
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Moolec Science SA (c)	91	685
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	200,581	673,952
TOTAL LUXEMBOURG		674,637
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CCH Holdings Ltd Class A (b)	11,661	5,597
Consumer Staples - 0.0%
Personal Care Products - 0.0%
DSwiss Inc (b)(c)(d)	7,648	0
Empro Group Inc (b)(c)(d)	3,236	56,177
TOTAL CONSUMER STAPLES		56,177
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CBL International Ltd Class B (b)(c)	13,001	4,813
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Agape ATP Corp (c)	34	166
Industrials - 0.0%
Construction & Engineering - 0.0%
Agroz Inc (b)(c)	13,349	4,642
Megan Holdings Ltd Class A (c)	10,185	1,497
		6,139
Machinery - 0.0%
WF Holding Ltd/MY (b)(c)	1,755	3,667
Trading Companies & Distributors - 0.0%
BioNexus Gene Lab Corp (c)	2,368	5,494
TOTAL INDUSTRIALS		15,300
Information Technology - 0.0%
IT Services - 0.0%
ARB IOT Group Ltd (c)	652	3,364
Software - 0.0%
Sagtec Global Ltd Class A (b)(c)	16,064	17,992
TOTAL INFORMATION TECHNOLOGY		21,356
TOTAL MALAYSIA		103,409
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	21,791	51,863
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Heidmar Maritime Holdings Corp (c)	36,626	45,050
Imperial Petroleum Inc (c)	22,727	116,135

TOTAL MARSHALL ISLANDS REPUBLIC OF		161,185
MEXICO - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Globa Terra Acquisition Corp Class A	5,275	54,227
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR (b)	3,086	309,588
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Murano Global Investments PLC (b)(c)	53,608	18,870
TOTAL MEXICO		382,685
MOROCCO - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Addentax Group Corp (c)	84	342
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (United States) (c)	86,970	1,826,370
TOTAL MOROCCO		1,826,712
NETHERLANDS - 0.8%
Financials - 0.0%
Capital Markets - 0.0%
Coincheck Group NV (b)(c)	81,057	150,766
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)(c)	17,213	14,389,896
Newamsterdam Pharma Co NV (b)(c)	70,289	2,367,334
Pharming Group NV ADR (c)	2,093	27,188
ProQR Therapeutics NV (c)	84,909	134,156
uniQure NV (c)	38,310	1,092,984
		18,011,558
Pharmaceuticals - 0.0%
Pharvaris NV (c)	40,106	1,209,597
TOTAL HEALTH CARE		19,221,155
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
SCHMID Group NV (b)(c)	34,451	229,788
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	53,396	86,114,934
NXP Semiconductors NV	153,304	49,264,240
		135,379,174
Software - 0.1%
Nebius Group NV Class A (b)(c)	133,160	30,771,944
TOTAL INFORMATION TECHNOLOGY		166,380,906
TOTAL NETHERLANDS		185,752,827
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR	25,291	474,965
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	22,331	1,253,662
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	21,451	135,785
Materials - 0.0%
Metals & Mining - 0.0%
One and one Green Technologies Inc Class A (b)(c)	27,534	92,239
TOTAL PHILIPPINES		228,024
POLAND - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Atlas Lithium Corp (b)(c)	19,554	82,518
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	62,469	504,125
Liberty Latin America Ltd Class C (c)	56,914	466,695
TOTAL COMMUNICATION SERVICES		970,820
Financials - 0.0%
Banks - 0.0%
Popular Inc	39,891	5,925,010
TOTAL PUERTO RICO		6,895,830
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	32,600	0
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GCL Global Holdings Ltd (b)(c)	77,069	43,159
Interactive Media & Services - 0.0%
MoneyHero Ltd Class A (c)	6,906	9,253
Media - 0.0%
Fast Track Group (b)(c)	13,506	6,565
Smart Digital Group Ltd (b)(c)(d)	18,445	34,124
		40,689
TOTAL COMMUNICATION SERVICES		93,101
Energy - 0.0%
Energy Equipment & Services - 0.0%
OMS Energy Technologies Inc (c)	23,654	111,174
Oil, Gas & Consumable Fuels - 0.0%
Delixy Holdings Ltd (b)(c)	6,712	3,254
PTL Ltd Class A (b)(c)	3,503	17,550
		20,804
TOTAL ENERGY		131,978
Financials - 0.0%
Consumer Finance - 0.0%
Antalpha Platform Holding Co (b)(c)	14,301	103,110
Financial Services - 0.0%
Chenghe Acquisition III Co Class A	9,314	94,258
Hall Chadwick Acquisition Corp Class A	12,636	126,360
Origin Investment Corp I	21,824	224,787
RF Acquisition Corp II (c)	5,006	55,016
		500,421
TOTAL FINANCIALS		603,531
Health Care - 0.0%
Biotechnology - 0.0%
Cytomed Therapeutics Ltd (c)	4,854	5,679
Health Care Equipment & Supplies - 0.0%
Cuprina Holdings Cayman Ltd Class A (b)(c)	201	482
Health Care Providers & Services - 0.0%
Basel Medical Group Ltd (b)(c)	6,973	4,142
Euda Health Holdings Ltd (b)(c)	1,034	18,674
		22,816
TOTAL HEALTH CARE		28,977
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Concorde International Group Ltd Class A (c)	7,174	4,383
Primech Holdings Ltd (b)(c)	16,381	11,467
YY Group Holding Ltd Class A (b)(c)	297	56
		15,906
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (c)	2,400,735	8,498,603
Trading Companies & Distributors - 0.0%
Simpple Ltd (c)	99	355
TOTAL INDUSTRIALS		8,514,864
Information Technology - 0.0%
IT Services - 0.0%
Trident Digital Tech Holdings Ltd ADR (c)	291	748
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	30,937	3,152,171
Software - 0.0%
Helport AI Ltd (b)(c)	10,314	10,829
Horizon Quantum Holdings LTD Class A (b)	7,683	101,416
		112,245
Technology Hardware, Storage & Peripherals - 0.0%
Bgin Blockchain Ltd Class A (b)(c)	56,678	170,601
TOTAL INFORMATION TECHNOLOGY		3,435,765
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Hotel101 Global Holdings Corp (b)	24,507	142,141
Ohmyhome LTD Class A (c)	10,490	8,591
TOTAL REAL ESTATE		150,732
TOTAL SINGAPORE		12,958,948
SOUTH AFRICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Lesaka Technologies Inc (b)(c)	49,572	242,407
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	19,171	914,457
TOTAL SOUTH AFRICA		1,156,864
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Codere Online Luxembourg SA (b)(c)	15,902	149,160
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR	72,463	568,835
TOTAL SPAIN		717,995
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	2,100	1,875
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	23,572	0
TOTAL HEALTH CARE		1,875
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR (b)	185,323	2,420,318
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Eco Wave Power Global AB ADR (c)	2,732	24,096
TOTAL SWEDEN		2,446,289
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	115,947	3,798,424
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States)	60,885	1,658,507
Health Care - 0.0%
Biotechnology - 0.0%
AC Immune SA (b)(c)	63,601	169,179
CRISPR Therapeutics AG (b)(c)	58,462	3,284,395
Molecular Partners AG ADR (c)	1,070	4,451
		3,458,025
Health Care Technology - 0.0%
Sophia Genetics SA (c)	43,499	219,670
Pharmaceuticals - 0.0%
Oculis Holding AG (c)	36,061	828,682
TOTAL HEALTH CARE		4,506,377
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG (b)	49,077	612,481
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
SEALSQ Corp (b)(c)	75,513	262,785
WISeKey International Holding Ltd ADR (b)(c)	3,011	27,490
		290,275
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	89,017	10,848,502
TOTAL INFORMATION TECHNOLOGY		11,138,777
TOTAL SWITZERLAND		21,714,566
TAIWAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GigaMedia Ltd (c)	1,210	1,791
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (c)	6,681	27,258
Distributors - 0.0%
Agencia Comercial Spirits Ltd Class A (b)	11,730	211,023
TOTAL CONSUMER DISCRETIONARY		238,281
Financials - 0.0%
Financial Services - 0.0%
OBOOK Holdings Inc Class A (b)	23,000	133,400
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	46,102	101,424
YD Bio Ltd	40,627	122,694
TOTAL HEALTH CARE		224,118
Industrials - 0.0%
Electrical Equipment - 0.0%
Asia Pacific Wire & Cable Corp Ltd (c)	108,040	149,095
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ChipMOS Technologies Inc ADR	3,698	259,821
Himax Technologies Inc ADR	62,831	1,292,434
SemiLEDs Corp/Taiwan (c)	9,480	21,425
Silicon Motion Technology Corp ADR	20,213	5,596,373
		7,170,053
Software - 0.0%
Gorilla Technology Group Inc (b)(c)	12,639	258,847
TOTAL INFORMATION TECHNOLOGY		7,428,900
TOTAL TAIWAN		8,175,585
TURKEY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)(c)	66,663	189,323
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ambitions Enterprise Management Co LLC Class A (b)(c)	6,413	7,696
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd (b)	145,640	2,079,739
TOTAL COMMUNICATION SERVICES		2,087,435
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Robo.ai Inc Class B (c)	7,982	18,917
Consumer Staples - 0.0%
Tobacco - 0.0%
AIR Global PLC (b)	11,018	83,627
TOTAL UNITED ARAB EMIRATES		2,189,979
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	189,596	2,836,356
Consumer Discretionary - 0.0%
Distributors - 0.0%
Redcloud Holdings PLC (b)(c)	20,569	13,987
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	278,115	25,222,249
Financials - 0.0%
Capital Markets - 0.0%
Daedalus Special Acquisition Corp Class A	4,888	48,831
Marex Group PLC	44,947	2,379,494
		2,428,325
Financial Services - 0.0%
Axiom Intelligence Acquisition Corp 1 Class A	4,293	44,604
Tavia Acquisition Corp (c)	3,737	39,687
Wise Group PLC	622,024	7,943,247
		8,027,538
TOTAL FINANCIALS		10,455,863
Health Care - 0.0%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (b)(c)	120,878	226,042
Barinthus Biotherapeutics PLC ADR (c)	11,568	7,577
Bicycle Therapeutics PLC ADR (c)	25,129	117,855
Compass Pathways Plc ADR (c)	62,962	822,284
F-star Therapeutics Inc rights (c)(d)	1,855	0
F-star Therapeutics Inc rights (c)(d)	1,855	0
Immunocore Holdings PLC ADR (c)	26,042	752,353
Mereo Biopharma Group PLC ADR (b)(c)	92,534	31,832
Silence Therapeutics PLC ADR (b)(c)	29,538	203,812
Tiziana Life Sciences Ltd (b)(c)	78,204	110,268
Zura Bio Ltd Class A (b)(c)	58,689	252,363
		2,524,386
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	29,823	22,982
Pharmaceuticals - 0.0%
Astrazeneca PLC rights (c)(d)	216,670	2
Astrazeneca PLC rights (c)(d)	41,907	0
CinCor Pharma Inc rights (c)(d)	24,312	0
Opiant Pharmaceuticals Inc rights (c)(d)	3,728	0
		2
TOTAL HEALTH CARE		2,547,370
Industrials - 0.0%
Construction & Engineering - 0.0%
Energys Group Ltd (b)(c)	20,497	31,975
Marine Transportation - 0.0%
Globus Maritime Ltd (b)(c)	5,419	11,001
TOTAL INDUSTRIALS		42,976
Information Technology - 0.0%
Software - 0.0%
Argo Blockchain PLC ADR (c)	48	186
Arqit Quantum Inc (b)(c)	9,294	153,444
TOTAL INFORMATION TECHNOLOGY		153,630
TOTAL UNITED KINGDOM		41,272,431
UNITED STATES - 96.6%
Communication Services - 14.6%
Diversified Telecommunication Services - 0.3%
Anterix Inc (c)	12,336	789,751
AST SpaceMobile Inc Class A (b)(c)	172,312	19,541,904
Atn International Inc	9,544	268,759
Bandwidth Inc Class A (c)	17,324	1,125,540
Cogent Communications Holdings Inc	30,656	544,451
Comcast Corp Class A	2,176,457	54,128,486
Elauwit Connection Inc	3,127	23,484
GCI LLC Class A	3,688	82,279
GCI LLC Class C	20,979	469,301
Globalstar Inc (c)	78,020	6,570,064
iQSTEL Inc (b)	1,072	1,265
Iridium Communications Inc (b)	66,598	3,448,444
NextPlat Corp (b)(c)	3,768	26,225
Shenandoah Telecommunications Co	34,432	549,190
Uniti Group Inc (b)(c)	148,377	1,664,790
		89,233,933
Entertainment - 1.2%
Atlanta Braves Holdings Inc Class A (b)(c)	14,752	790,707
Atlanta Braves Holdings Inc Class C (c)	22,530	1,117,488
Cineverse Corp (c)	11,492	27,926
CuriosityStream Inc Class A (b)	35,835	102,488
Electronic Arts Inc	151,365	30,533,348
Freecast Inc Class A (b)	20,105	16,667
Gaia Inc Class A (c)	13,031	30,493
K Wave Media Ltd (b)(c)	42,594	11,330
Liberty Media Corp-Liberty Formula One Class A (c)	16,990	1,426,820
Liberty Media Corp-Liberty Formula One Class C (c)	134,144	12,178,934
LiveOne Inc (c)	8,273	54,767
Meridian Holdings Inc (c)	7,802	90,737
Netflix Inc (c)	2,563,851	220,542,464
Playstudios Inc Class A (c)	34,684	19,225
Playtika Holding Corp	246,333	928,675
PodcastOne Inc (c)	9,883	48,822
Reading International Inc Class A (c)	21,533	24,332
Reservoir Media Inc (b)(c)	47,041	485,463
Roku Inc Class A (c)	79,106	10,298,019
Starz Entertainment Corp (c)	12,826	299,872
Take-Two Interactive Software Inc (c)	112,362	25,187,066
Vivid Seats Inc Class A (b)(c)	6,960	60,343
Warner Bros Discovery Inc (c)	1,504,721	40,642,514
Warner Music Group Corp Class A	84,315	2,659,295
		347,577,795
Interactive Media & Services - 12.3%
Alphabet Inc Class A	3,534,739	1,344,402,632
Alphabet Inc Class C	3,301,361	1,242,731,321
Angi Inc Class A (b)(c)	26,939	157,863
Bumble Inc Class A (b)(c)	70,545	223,628
BuzzFeed Inc Class A (c)	49,268	80,307
Cargurus Inc Class A (b)(c)	48,601	1,451,226
EverQuote Inc Class A (c)	19,114	367,753
IAC Inc Class A (c)	45,318	2,034,325
Intelligent Protection Management Corp (c)	3,101	6,047
IZEA Worldwide Inc (c)	10,066	37,144
Match Group Inc	137,736	4,976,402
Meta Platforms Inc Class A	1,327,939	839,934,697
QuinStreet Inc (c)	34,491	431,827
Rumble Inc Class A (b)(c)	133,658	1,228,317
Teads Holding Co (b)(c)	85,328	98,127
Travelzoo (c)	6,862	73,492
TripAdvisor Inc Class A (b)(c)	70,946	793,176
Trump Media & Technology Group Corp (b)(c)	174,327	1,622,984
Ziff Davis Inc (b)(c)	25,899	1,167,268
ZoomInfo Technologies Inc (c)	195,209	650,046
		3,442,468,582
Media - 0.3%
Advantage Solutions Inc Class A (c)	8,272	309,538
AMC Global Media Inc Class A (b)(c)	22,311	216,863
Beasley Broadcast Group Inc Class A (b)(c)	2,766	41,213
Bloomia Holdings Inc (c)	1,817	6,995
Cardlytics Inc (b)(c)	32,711	22,073
Charter Communications Inc Class A (b)(c)	76,825	11,066,641
comScore Inc (c)	3,940	31,599
EchoStar Corp Class A (b)(c)	95,561	12,345,527
Eva Live Inc (b)(c)	18,333	59,582
EW Scripps Co/The Class A (b)(c)	52,176	176,877
Fluent Inc (c)	13,367	27,001
Fox Corp Class A	131,736	8,420,566
Fox Corp Class B	124,210	7,128,412
Harte Hanks Inc (c)	5,634	14,085
iHeartMedia Inc Class A (c)	90,422	389,719
Lee Enterprises Inc (b)(c)	17,252	188,219
Liberty Broadband Corp Class A (c)	15,259	515,449
Liberty Broadband Corp Class C (c)	72,828	2,458,673
LQR House Inc (b)(c)	14,113	12,733
Magnite Inc (c)	87,286	1,250,808
Marchex Inc Class B (c)	31,616	52,483
Mediaco Holding Inc Class A (c)	24,810	21,041
National CineMedia Inc (b)	62,674	196,796
News Corp Class A	245,145	6,398,285
News Corp Class B	93,228	2,780,058
Nexstar Media Group Inc	18,355	3,275,083
Paramount Skydance Corp Class B (b)	656,894	6,969,645
PubMatic Inc Class A (c)	26,507	309,602
Quantum X Labs Inc (b)(c)	3,287	16,073
Saga Communications Inc Class A	2,555	24,221
Scholastic Corp (b)	13,072	529,416
Sinclair Inc Class A (b)	29,873	413,144
Sirius XM Holdings Inc	202,703	5,983,793
Stagwell Inc Class A (b)(c)	158,332	1,109,907
Stran & Co Inc (c)	1,570	3,328
TechTarget Inc (b)(c)	48,083	220,701
Thryv Holdings Inc (c)	28,203	109,428
Trade Desk Inc (The) Class A (c)	262,880	5,667,693
Urban One Inc Class A (b)(c)	2,142	14,116
Urban One Inc Class D (c)	2,193	11,469
Versant Media Group Inc Class A	87,625	3,780,143
		82,568,998
Wireless Telecommunication Services - 0.5%
Gogo Inc (b)(c)	83,326	380,800
Spok Holdings Inc (b)	11,834	125,322
SurgePays Inc (c)	15,080	8,922
T-Mobile US Inc	668,692	125,399,811
		125,914,855
TOTAL COMMUNICATION SERVICES		4,087,764,163
Consumer Discretionary - 12.1%
Automobile Components - 0.1%
Dorman Products Inc (b)(c)	18,635	2,309,249
Fox Factory Holding Corp (c)	24,765	446,761
Gentex Corp	131,294	3,172,063
Gentherm Inc (c)	19,832	687,972
Goodyear Tire & Rubber Co/The (c)	170,650	1,040,965
Kodiak AI Inc (b)(c)	115,812	815,316
MKDWELL Tech Inc (b)(c)	1,893	16,412
Motorcar Parts of America Inc (c)	13,256	146,611
Patrick Industries Inc	19,827	1,794,740
QuantumScape Corp Class A (b)(c)	346,176	3,108,660
Solid Power Inc (b)(c)	133,588	442,176
Strattec Security Corp (c)	2,562	204,858
Sypris Solutions Inc (c)	10,850	35,914
Visteon Corp (b)	16,706	1,976,153
Worksport Ltd (b)(c)	675	496
XPEL Inc (c)(e)	17,416	796,260
		16,994,606
Automobiles - 3.6%
Aptera Motors Corp Class B (b)	15,745	36,214
Cenntro Inc (b)(c)	411	1,849
Empery Digital Inc (b)(c)	21,820	98,190
Faraday Future Intelligent Electric Inc Class A (b)(c)	84,737	30,810
FLY-E Group Inc (c)	180	363
Lucid Group Inc (b)(c)	202,588	1,326,951
Massimo Group (b)(c)	27,534	26,733
Rivian Automotive Inc Class A (b)(c)	750,245	12,228,994
Tesla Inc (c)	2,278,150	992,794,989
Workhorse Group Inc (b)(c)	548	2,099
		1,006,547,192
Broadline Retail - 6.4%
1stdibs.Com Inc (b)(c)	24,945	112,751
Amazon.com Inc (c)	6,517,998	1,764,030,979
eBay Inc	271,114	29,624,627
Eightco Holdings Inc (b)(c)	117,672	109,000
Groupon Inc (b)(c)	25,077	507,308
Hour Loop Inc (b)(c)	19,584	37,601
Ollie's Bargain Outlet Holdings Inc (c)	37,193	3,036,065
Pattern Group Inc Class A	94,189	1,769,811
		1,799,228,142
Distributors - 0.0%
Alliance Entertainment Holding Corp Class A (b)(c)	29,102	176,358
Educational Development Corp (c)	7,081	10,338
GigaCloud Technology Inc Class A (c)	19,156	690,382
LKQ Corp	158,144	4,288,866
Pool Corp	22,237	4,033,792
Weyco Group Inc	8,252	291,213
		9,490,949
Diversified Consumer Services - 0.1%
American Public Education Inc (c)	11,160	552,085
Amesite Inc (c)	3,609	5,089
Beachbody Co Inc/The Class A (c)	3,824	41,835
Classover Holdings Inc Class B (c)	86	34
Driven Brands Holdings Inc (c)	101,953	1,411,030
Duolingo Inc Class A (b)(c)	24,321	2,708,387
EpicQuest Education Group Inte (c)	535	1,722
Frontdoor Inc (c)	43,419	2,695,017
Grand Canyon Education Inc (c)	16,933	2,537,410
Laureate Education Inc (b)(c)	87,875	2,811,121
Liberty Live Holdings Inc Class A	11,147	1,073,679
Liberty Live Holdings Inc Class C	42,754	4,236,921
Lincoln Educational Services Corp (c)	20,395	944,696
Matthews International Corp Class A (b)	18,314	486,054
Perdoceo Education Corp	39,826	1,289,566
Regis Corp (c)	1,245	35,159
Strategic Education Inc	14,312	1,098,446
WW International Inc (b)	5,772	95,931
		22,024,182
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (c)	256,765	34,229,342
All In FutureTech Alliance Inc (b)(c)	25,578	13,863
Aureus Greenway Holdings Inc (b)(c)	10,051	42,214
BJ's Restaurants Inc (b)(c)	13,879	653,007
Black Rock Coffee Bar Inc Class A	10,437	86,836
Bloomin' Brands Inc	50,837	429,064
Booking Holdings Inc	480,750	80,491,973
Caesars Entertainment Inc (c)	125,185	3,636,624
Canterbury Park Holding Corp	422	6,684
Century Casinos Inc (c)	16,194	22,024
Cheesecake Factory Inc/The (b)	30,465	2,011,909
Churchill Downs Inc	42,459	3,702,849
Cracker Barrel Old Country Store Inc (b)	13,515	457,077
Dave & Buster's Entertainment Inc (b)(c)	22,215	297,015
Domino's Pizza Inc	20,269	6,295,146
DoorDash Inc Class A (c)	248,900	39,647,281
DraftKings Inc Class A (c)	299,513	7,335,073
El Pollo Loco Holdings Inc (c)	18,543	275,734
Expedia Group Inc Class A (b)	70,985	16,027,703
First Watch Restaurant Group Inc (c)	39,806	462,944
Full House Resorts Inc (c)	23,259	58,148
GEN Restaurant Group Inc Class A	2,798	5,792
Good Times Restaurants Inc (c)	9,092	11,729
Inspired Entertainment Inc (b)(c)	15,927	122,638
Jack in the Box Inc (b)(c)	11,171	139,079
Krispy Kreme Inc (c)	107,429	378,150
Kura Sushi USA Inc Class A (b)(c)	7,256	407,715
Lindblad Expeditions Holdings Inc (c)	39,491	906,318
Marriott International Inc/MD Class A1	160,840	60,411,504
Monarch Casino & Resort Inc	10,740	1,291,592
Nathan's Famous Inc (b)	2,259	227,933
Navan Inc Class A (c)	142,083	3,036,314
Noodles & Co Class A (c)	4,393	55,352
ONE Group Hospitality Inc/The (c)	17,098	34,281
Papa John's International Inc (b)	19,905	680,950
Penn Entertainment Inc (c)	79,740	1,501,504
Portillo's Inc Class A (b)(c)	39,800	170,742
Rave Restaurant Group Inc (c)	4,962	15,084
Rci Hospitality Holdings Inc	5,530	140,296
Red Robin Gourmet Burgers Inc (c)	17,826	90,200
Red Rock Resorts Inc Class A	36,654	2,139,861
Sabre Corp (b)(c)	264,335	465,230
Serve Robotics Inc (b)(c)	44,435	415,467
SHARPLINK INC (b)(c)	119,703	731,385
Sportradar Holding AG Class A (b)(c)	134,714	1,779,572
Sports Entertainment Gaming Global Corp (b)(c)	984	1,663
Starbucks Corp	691,801	68,598,987
Target Hospitality Corp (c)	61,339	1,064,845
Texas Roadhouse Inc	39,916	7,209,628
Wendy's Co/The (b)	112,964	869,823
Wingstop Inc	16,757	2,630,179
Wynn Resorts Ltd	62,835	6,360,159
		358,076,482
Household Durables - 0.0%
Algorhythm Holdings Inc (b)(c)	7,576	5,877
Aterian Inc (c)	1,623	1,785
Bassett Furniture Industries Inc (b)	6,352	95,026
Cavco Industries Inc (c)	4,774	2,561,346
Cricut Inc Class A	34,439	142,922
Flexsteel Industries Inc	3,070	176,893
Gopro Inc Class A (c)	91,694	114,618
Helen of Troy Ltd (c)	14,338	389,133
Hooker Furnishings Corp	6,220	74,453
Koss Corp (c)	2,071	8,450
Legacy Housing Corp (b)(c)	15,105	362,671
LGI Homes Inc (c)	14,179	677,898
Lifetime Brands Inc (b)	13,509	115,502
Live Ventures Inc (c)	1,687	17,292
Lovesac Co/The (c)	8,461	130,130
Newell Brands Inc (b)	257,694	876,160
Purple Innovation Inc Class A (c)	46,579	18,692
Sonos Inc (c)	71,925	1,134,977
Universal Electronics Inc (c)	7,318	30,443
XMAX Inc (b)(c)	24,131	206,320
		7,140,588
Leisure Products - 0.0%
American Outdoor Brands Inc (b)(c)	7,566	76,681
BRP Inc Subordinate Voting Shares (United States)	23,191	1,339,744
Clarus Corp	18,762	57,506
Escalade Inc (b)	10,781	202,359
Funko Inc Class A (b)(c)	29,651	168,418
Hasbro Inc	83,608	7,204,502
JAKKS Pacific Inc (b)	6,837	151,029
Johnson Outdoors Inc Class A	5,570	249,313
Latham Group Inc (c)	75,217	397,146
Malibu Boats Inc Class A (c)	12,013	329,877
MasterCraft Boat Holdings Inc (c)	9,425	219,508
Mattel Inc (c)	186,143	2,780,977
Peloton Interactive Inc Class A (b)(c)	241,956	1,548,518
Smith & Wesson Brands Inc	28,645	435,977
Tron Inc (b)(c)	169,984	339,968
		15,501,523
Specialty Retail - 0.5%
1-800-Flowers.com Inc Class A (b)(c)	21,092	96,390
Academy Sports & Outdoors Inc (b)	40,276	2,126,573
America's Car-Mart Inc/TX (b)(c)	5,963	73,285
Arhaus Inc Class A	33,621	227,614
Arko Corp	73,955	573,891
ARKO Petroleum Corp Class A	4,271	81,234
Brilliant Earth Group Inc Class A	2,453	3,115
Carparts Com Inc (c)	3,703	20,515
Children's Place Inc/The (b)(c)	17,114	71,537
Citi Trends Inc (c)	4,632	213,118
Destination XL Group Inc (c)	32,101	23,305
Digital Brands Group Inc (b)(c)	3,338	1,615
Duluth Holdings Inc Class B (c)	16,389	54,903
EVgo Inc Class A (b)(c)	84,109	186,722
Five Below Inc (c)	33,195	7,547,215
GrowGeneration Corp (c)	41,541	73,943
Lands' End Inc (c)	19,847	233,202
Leslie's Inc (b)(c)	3,675	14,039
Lulu's Fashion Lounge Holdings Inc (c)	1,166	10,867
Monro Inc (b)	18,946	311,662
National Vision Holdings Inc (c)	47,910	802,493
Newegg Commerce Inc Class A (b)(c)	12,446	231,122
O'Reilly Automotive Inc (c)	508,937	44,216,447
OneWater Marine Inc Class A (c)	10,956	120,626
Outdoor Holding Co (c)	86,944	179,105
Petco Health & Wellness Co Inc Class A (b)(c)	151,407	455,735
RealReal Inc/The (c)	71,038	684,806
Rent the Runway Inc Class A (c)	9,989	39,457
RideNow Group Inc Class B (b)(c)	19,943	160,940
Ross Stores Inc	195,936	45,404,250
Shoe Carnival Inc (b)	16,863	298,475
Sleep Number Corp (b)(c)	13,605	16,190
Sportsman's Warehouse Holdings Inc (c)	25,040	33,053
Stitch Fix Inc Class A (c)	75,758	269,698
ThredUp Inc Class A (b)(c)	63,819	296,758
Tractor Supply Co	318,462	10,041,107
Ulta Beauty Inc (c)	26,844	13,659,569
Upbound Group Inc	39,142	751,918
Urban Outfitters Inc (c)	54,489	3,958,626
Winmark Corp	2,153	815,061
Xcel Brands Inc (c)	428	954
Zumiez Inc (b)(c)	10,970	270,191
		134,651,326
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (b)	33,698	2,230,134
Crocs Inc (c)	30,435	3,611,721
Crown Crafts Inc	9,628	27,632
Fossil Group Inc (b)(c)	41,669	182,510
G-III Apparel Group Ltd	26,154	845,559
Lakeland Industries Inc (b)	4,914	53,169
Lululemon Athletica Inc (c)	67,899	8,906,992
Playboy Inc (c)	76,954	105,427
Rocky Brands Inc (b)	4,879	188,622
Steven Madden Ltd	43,336	1,882,516
Superior Group of Cos Inc (b)	10,737	137,326
Vera Bradley Inc (c)	17,686	58,541
		18,230,149
TOTAL CONSUMER DISCRETIONARY		3,387,885,139
Consumer Staples - 4.3%
Beverages - 0.8%
Celsius Holdings Inc (c)	156,344	5,201,565
Coca-Cola Consolidated Inc	34,366	5,954,253
Keurig Dr Pepper Inc	823,339	24,724,870
MGP Ingredients Inc	11,010	194,327
Monster Beverage Corp (c)	593,040	52,234,963
National Beverage Corp (c)	57,316	2,120,119
PepsiCo Inc	829,680	119,631,559
Vita Coco Co Inc/The (c)	35,230	2,646,830
Willamette Valley Vineyards Inc (c)	1,065	2,907
		212,711,393
Consumer Staples Distribution & Retail - 3.1%
Andersons Inc/The	20,734	1,463,613
Casey's General Stores Inc	22,422	17,200,813
Chefs' Warehouse Inc/The (c)	24,855	1,902,402
Costco Wholesale Corp	269,484	257,712,939
Dollar Tree Inc (c)	120,608	14,043,596
Grocery Outlet Holding Corp (b)(c)	59,395	505,451
HF Foods Group Inc (c)	50,620	98,709
Ingles Markets Inc Class A	8,873	784,906
Maison Solutions Inc (b)(c)	398	364
Mangoceuticals Inc (c)	453	194
Maplebear Inc (c)	151,594	6,033,441
PriceSmart Inc	18,714	3,181,193
Sprouts Farmers Market Inc (c)	57,095	4,717,189
Village Super Market Inc Class A	6,632	308,123
Walmart Inc	4,840,999	560,345,634
		868,298,567
Food Products - 0.3%
Alico Inc (b)	5,507	223,860
Barfresh Food Group Inc (c)	7,835	17,864
Beyond Meat Inc (b)(c)	275,635	217,338
BranchOut Food Inc (c)	3,141	10,836
Bridgford Foods Corp (c)	3,580	27,745
Cal-Maine Foods Inc (b)	28,605	2,137,366
Campbell's Company/The (b)	179,373	3,786,564
CN Healthy Food Tech Group Corp (c)(d)	10,080	55,642
Freshpet Inc (c)	30,139	1,555,172
Hain Celestial Group Inc (c)	59,085	46,837
J & J Snack Foods Corp	12,311	937,113
John B Sanfilippo & Son Inc	5,376	402,716
Kraft Heinz Co/The	717,630	17,230,296
Lifeway Foods Inc (c)	10,000	238,300
Limoneira Co	11,598	147,527
Mama's Creations Inc (c)	25,961	358,262
Marzetti Company/The	16,950	1,897,383
Mission Produce Inc (b)(c)	50,971	567,817
Mondelez International Inc	777,998	47,590,138
Oatly Group AB ADR (b)(c)	11,286	113,424
Pilgrim's Pride Corp	146,916	4,159,192
Rocky Mountain Chocolate Factory Inc (c)	1,651	3,252
Sadot Group Inc (c)	31	84
Seneca Foods Corp Class A (c)	3,886	558,768
Simply Good Foods Co/The (c)	63,119	727,131
Smithfield Foods Inc	241,724	6,243,731
Vital Farms Inc (b)(c)	26,392	264,184
Westrock Coffee Co (b)(c)	76,365	613,211
		90,131,753
Household Products - 0.1%
Central Garden & Pet Co (c)	3,003	115,555
Central Garden & Pet Co Class A (c)	34,754	1,186,154
Kimberly-Clark Corp	199,852	19,505,555
Reynolds Consumer Products Inc	129,585	2,808,107
WD-40 Co	8,308	1,661,351
		25,276,722
Personal Care Products - 0.0%
Bonk Inc (b)(c)	709	1,368
FitLife Brands Inc (b)(c)	5,842	59,705
Honest Co Inc/The (b)(c)	66,913	234,196
Interparfums Inc (b)	19,035	1,796,333
Lifevantage Corp (b)	9,383	73,844
Mannatech Inc (c)	1,393	7,940
Natural Alternatives International Inc (c)	4,379	11,123
Nature's Sunshine Products Inc (c)	9,983	212,438
Niagen Bioscience Inc (c)	46,357	178,938
Olaplex Holdings Inc (b)(c)	422,738	862,386
SkinHealth Systems Inc Class A (b)(c)	87,714	67,873
Synergy CHC Corp (b)(c)	4,586	1,234
United-Guardian Inc	3,073	21,265
Upexi Inc (b)(c)	38,770	46,136
Waldencast plc Class A (b)(c)	66,548	81,854
		3,656,633
Tobacco - 0.0%
Ispire Technology Inc (b)(c)	36,913	66,813
TOTAL CONSUMER STAPLES		1,200,141,881
Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	598,855	38,254,857
Dawson Geophysical Co (c)	21,865	85,055
DMC Global Inc (c)	6,120	41,677
Drilling Tools International Corp (c)	20,177	56,092
Energy Services of America Corp (b)	9,007	134,475
Geospace Technologies Corp (c)	10,432	86,586
HMH Holding Inc Class A (c)	5,364	114,575
KLX Energy Services Holdings Inc (c)	9,302	25,486
Mammoth Energy Services Inc (c)	36,411	121,977
MIND Technology Inc (b)(c)	4,718	31,847
National Energy Services Reunited Corp (c)	65,459	1,593,927
NCS Multistage Holdings Inc (c)	1,545	65,477
Patterson-UTI Energy Inc (b)	228,072	2,556,687
ProFrac Holding Corp Class A (c)	113,528	693,656
Smart Sand Inc	22,511	96,572
Weatherford International PLC	43,556	4,514,144
		48,473,090
Oil, Gas & Consumable Fuels - 0.3%
Aemetis Inc (b)(c)	47,097	120,097
Alliance Resource Partners LP	79,064	1,964,740
American Resources Corp (b)(c)	63,232	139,110
APA Corp	213,713	7,785,565
Calumet Inc (c)	55,409	1,965,357
Chord Energy Corp	34,648	4,569,032
Clean Energy Fuels Corp (c)	146,255	298,360
Clean Energy Technologies Inc (c)	994	731
Diamondback Energy Inc	171,237	32,788,461
Dorchester Minerals Mlp	29,473	798,129
Eagle Nuclear Energy Corp (b)	17,856	179,988
Encore Energy Corp (United States) (c)	127,795	204,472
Epsilon Energy Ltd (b)	13,592	76,931
Expand Energy Corp	145,772	13,553,881
Gevo Inc (b)(c)	155,436	289,111
Green Plains Inc (c)	43,388	679,890
Greenland Energy Co	20,111	62,947
HighPeak Energy Inc Class A	79,126	561,795
Lightbridge Corp (b)(c)	17,859	205,021
Marine Petroleum Trust	339	1,644
Martin Midstream Partners LP	26,486	64,361
New Era Energy & Digital Inc (b)(c)	32,914	157,000
New Fortress Energy Inc Class A (b)(c)	157,225	88,172
NextDecade Corp (b)(c)	163,879	1,296,283
NextNRG Inc (c)	90,160	57,928
OPAL Fuels Inc Class A (c)	21,049	47,571
Plains All American Pipeline LP	426,805	9,573,236
Plains GP Holdings LP Class A	116,327	2,832,562
Prairie Operating Co (b)(c)	38,612	34,469
PrimeEnergy Resources Corp (b)(c)	1,072	176,473
Stabilis Solutions Inc (c)	9,667	35,575
US Energy Corp (c)	15,043	15,043
Verde Clean Fuels Inc Class A (b)(c)	3,630	5,663
Viper Energy Inc Class A	107,417	4,887,474
XCF Global Inc Class A (b)	168,256	83,472
		85,600,544
TOTAL ENERGY		134,073,634
Financials - 2.8%
Banks - 0.9%
1st Source Corp	14,861	1,097,039
ACNB Corp (b)	7,468	405,438
Affinity Bancshares Inc (c)	2,644	59,411
Amalgamated Financial Corp	18,977	787,166
Ames National Corp (b)	6,067	174,366
Arrow Financial Corp	10,670	391,589
Auburn National BanCorp Inc	551	13,763
Avidbank Holdings Inc (b)(c)	5,619	172,953
BancFirst Corp (b)	21,938	2,419,542
Bancorp Inc/The (c)	25,281	1,394,500
Bank First Corp (b)	7,272	1,010,953
Bank of Marin Bancorp	11,943	308,607
Bank OZK	64,699	3,130,785
Bank7 Corp	6,441	285,079
Bankwell Financial Group Inc	4,303	225,133
Banner Corp	21,330	1,386,450
BayCom Corp (b)	7,889	242,981
Bayfirst Financial Corp (b)(c)	952	5,968
BCB Bancorp Inc	9,394	98,073
Bogota Financial Corp (b)(c)	8,810	74,004
BOK Financial Corp	36,279	4,645,163
Bridgewater Bancshares Inc (c)	18,186	342,988
Broadway Financial Corp/DE (c)	2,096	20,122
Burke & Herbert Financial Services Corp (b)	12,112	770,323
Business First Bancshares Inc	22,688	646,154
BV Financial Inc (c)	6,699	131,501
C&F Financial Corp (b)	2,776	204,730
California BanCorp	17,056	323,723
Camden National Corp	11,665	583,600
Capital Bancorp Inc	12,114	386,679
Capital City Bank Group Inc	10,371	473,332
Capitol Federal Financial Inc (b)	77,454	601,818
Carter Bankshares Inc	11,532	314,824
Cathay General Bancorp	40,673	2,345,205
CB Financial Services Inc	894	32,041
Central BanCo Inc (b)	152,830	4,340,372
Central Plains Bancshares Inc (c)	931	17,205
CF Bankshares Inc Class A	2,057	58,666
Chemung Financial Corp	4,132	283,786
ChoiceOne Financial Services Inc (b)	11,319	355,417
Citizens & Northern Corp	11,685	246,086
Citizens Community Bancorp Inc/WI	6,202	126,521
Citizens Financial Services Inc	3,545	230,531
City Holding Co (b)	8,764	1,089,453
Civista Bancshares Inc	12,086	313,027
CNB Financial Corp/PA (b)	16,314	500,350
Coastal Financial Corp/WA Class A (c)	9,816	698,703
Columbia Banking System Inc	175,708	5,207,985
Columbia Financial Inc (b)(c)	68,335	1,375,584
Commerce Bancshares Inc/MO	87,682	4,578,754
Commercial Bancgroup Inc	7,897	228,144
Community Bancorp/VT	3,974	143,422
Community Trust Bancorp Inc	12,313	823,247
Community West Bancshares	12,523	300,677
Connectone Bancorp Inc	30,468	916,173
CVB Financial Corp	108,803	2,215,229
Eagle Bancorp Inc (b)	17,734	483,961
Eagle Bancorp Montana Inc	3,665	81,326
Eagle Financial Services Inc	3,266	128,876
East West Bancorp Inc	82,074	10,057,348
Eastern Bankshares Inc	144,329	2,847,611
ECB Bancorp Inc/MD (c)	3,509	64,074
Enterprise Financial Services Corp	22,498	1,363,604
Esquire Financial Holdings Inc (b)	5,718	628,351
Farmers & Merchants Bancorp Inc/Archbold OH	9,817	274,189
Farmers National Banc Corp	25,375	359,818
FB Bancorp Inc (c)	7,146	99,615
Fidelity D&D Bancorp Inc	3,343	156,152
Fifth Third Bancorp (b)	541,194	27,021,816
Financial Institutions Inc	9,729	352,482
Finward Bancorp (b)	2,064	68,071
Finwise Bancorp (b)(c)	8,346	120,015
First Bancorp Inc/The (b)	7,983	232,385
First Bancorp/Southern Pines NC (b)	25,726	1,513,461
First Bank/Hamilton NJ	15,543	243,093
First Busey Corp	54,671	1,496,345
First Business Financial Services Inc	5,506	316,705
First Capital Inc (b)	2,233	138,022
First Citizens BancShares Inc/NC Class A (b)	6,589	13,115,470
First Community Bankshares Inc	14,638	631,044
First Community Corp/SC	3,875	116,483
First Financial Bancorp (b)	65,714	2,021,363
First Financial Bankshares Inc	89,061	2,910,513
First Financial Corp	6,907	477,826
First Guaranty Bancshares Inc	8,053	76,987
First Hawaiian Inc	75,141	2,027,304
First Internet Bancorp	7,845	189,535
First Interstate BancSystem Inc Class A	58,190	2,071,564
First Merchants Corp	37,285	1,502,586
First Mid Bancshares Inc	14,687	646,962
First National Corp/VA (b)	3,174	88,221
First Northwest Bancorp (c)	7,546	75,234
First United Corp	3,974	157,132
First US Bancshares Inc	3,641	58,256
First Western Financial Inc (c)	5,701	166,298
Firstsun Capital Bancorp (b)(c)	18,377	651,465
Five Star Bancorp	15,048	635,477
Flushing Financial Corp	19,516	311,671
Franklin Financial Services Corp (b)	2,442	141,953
FS Bancorp Inc	6,175	251,384
Fulton Financial Corp	105,677	2,292,134
FVCBankcorp Inc	9,654	152,340
GBank Financial Holdings Inc (b)(c)	8,752	260,722
German American Bancorp Inc	23,301	1,018,720
Great Southern Bancorp Inc	7,818	560,942
Greene County Bancorp Inc	11,648	305,644
Hancock Whitney Corp	46,392	3,160,223
Hanmi Financial Corp	18,308	551,437
Hanover Bancorp Inc	2,591	60,267
Hawthorn Bancshares Inc	4,170	152,997
HBT Financial Inc	25,138	719,701
Heritage Financial Corp Wash (b)	27,937	761,283
Hingham Institution For Savings The (b)	1,460	422,509
Home Bancorp Inc	5,138	330,784
Home Federal Bancorp Inc of Louisiana (b)	813	15,714
Hope Bancorp Inc	81,970	1,027,904
Horizon Bancorp Inc/IN	30,365	563,271
Hoyne Bancorp Inc	4,428	70,405
Huntington Bancshares Inc/OH	1,214,954	19,876,647
Independent Bank Corp	30,825	2,437,641
Independent Bank Corp/MI	12,853	441,115
International Bancshares Corp	38,157	2,753,409
Investar Holding Corp	7,178	202,850
Isabella Bank Corp	4,482	182,776
John Marshall Bancorp Inc	12,222	259,962
Kearny Financial Corp/MD	41,433	341,408
Lake Shore Bancorp Inc/MD	4,671	72,681
Lakeland Financial Corp (b)	15,450	936,734
Landmark Bancorp Inc/Manhattan KS (b)	3,545	100,749
LCNB Corp	12,197	207,837
Magyar Bancorp Inc	3,540	61,242
MainStreet Bancshares Inc	4,185	95,795
Mechanics Bancorp Class A (b)	141,693	2,085,721
Mercantile Bank Corp	10,911	578,174
Meridian Corp	4,705	84,596
Metrocity Bankshares Inc (b)	22,083	721,231
Mid Penn Bancorp Inc	13,417	438,065
Midland States Bancorp Inc	11,419	317,448
MVB Financial Corp	7,189	192,306
National Bankshares Inc VA	4,916	172,994
NB Bancorp Inc	29,741	595,712
Nbt Bancorp Inc (b)	33,739	1,560,091
Northeast Bank	5,979	751,799
Northeast Community Bancorp Inc	8,750	212,100
Northfield Bancorp Inc	26,460	375,203
Northrim BanCorp Inc	15,035	371,515
Northwest Bancshares Inc	85,528	1,210,221
Norwood Financial Corp	7,935	239,875
Oak Valley Bancorp	6,627	218,095
OceanFirst Financial Corp (b)	35,787	672,438
Ohio Valley Banc Corp	2,547	122,383
Old National Bancorp/IN	232,998	5,594,282
Old Second Bancorp Inc	34,742	740,699
OP Bancorp (b)	9,607	135,074
Orange County Bancorp Inc	9,440	322,093
Orrstown Financial Services Inc	9,076	336,992
Parke Bancorp Inc	6,191	190,249
Pathfinder Bancorp Inc	616	8,543
Pathward Financial Inc	13,578	1,116,655
Patriot National Bancorp Inc (c)	65,631	73,507
PCB Bancorp	11,170	274,447
Peapack-Gladstone Financial Corp	10,155	439,204
Peoples Bancorp Inc/OH	19,955	694,035
Peoples Bancorp of North Carolina Inc	3,497	147,224
Peoples Financial Services Corp (b)	6,763	401,790
Pioneer Bancorp Inc/NY (b)(c)	15,096	225,383
Plumas Bancorp	4,437	233,519
Ponce Financial Group Inc (c)	13,105	247,422
Preferred Bank/Los Angeles CA	7,854	752,570
Primis Financial Corp	16,579	239,235
Princeton Bancorp Inc	4,685	168,847
QCR Holdings Inc (b)	10,173	937,442
RBB Bancorp	10,591	253,337
Red River Bancshares Inc (b)	3,979	361,771
Republic Bancorp Inc/KY Class A	12,101	979,576
Rhinebeck Bancorp Inc (b)(c)	3,060	49,817
Richmond Mutual BanCorp Inc	4,283	62,189
Riverview Bancorp Inc	15,015	84,234
S&T Bancorp Inc	22,092	996,128
SB Financial Group Inc	4,710	101,736
Seacoast Banking Corp of Florida	56,860	1,723,427
Shore Bancshares Inc (b)	20,817	430,079
Sierra Bancorp (b)	9,715	368,976
Simmons First National Corp Class A	84,722	1,817,287
Sound Financial Bancorp Inc (b)	1,189	49,617
South Plains Financial Inc	9,363	380,044
Southern Financial Capital Trust III (c)	4,689	270,884
Southern Missouri Bancorp Inc	6,394	441,570
SR Bancorp Inc	3,490	65,577
Stock Yards Bancorp Inc	19,445	1,394,984
Summit State Bank (c)	3,743	50,793
Texas Capital Bancshares Inc (c)	25,612	2,548,138
TFS Financial Corp (b)	175,569	2,793,303
Timberland Bancorp Inc/WA	5,727	232,402
Towne Bank/Portsmouth VA	56,543	1,926,420
TriCo Bancshares	19,668	999,134
TrustCo Bank Corp NY (b)	10,724	555,610
Trustmark Corp	34,732	1,533,765
UMB Financial Corp	45,175	5,929,671
Union Bankshares Inc/Morrisville VT (b)	2,643	61,053
United Bankshares Inc/WV	82,568	3,584,277
Unity Bancorp Inc	6,310	352,477
Univest Financial Corp	17,756	700,297
USCB Financial Holdings Inc	13,330	247,138
Valley National Bancorp	325,292	4,479,271
Virginia National Bankshares Corp	6,804	295,226
WaFd Inc	46,481	1,652,864
Washington Trust Bancorp Inc	10,763	350,551
WesBanco Inc	58,275	2,019,229
West BanCorp Inc (b)	14,089	337,291
Westamerica BanCorp	15,664	869,195
Western New England Bancorp Inc	15,871	210,608
Wintrust Financial Corp	40,358	6,062,982
WSFS Financial Corp	32,390	2,314,266
Zions Bancorp NA	87,688	5,476,116
		245,937,715
Capital Markets - 1.1%
Aether Holdings Inc (c)	6,102	22,089
AI Financial Corp (b)(c)	82,949	70,590
AlTi Global Inc Class A (b)(c)	75,441	248,955
Armada Acquisition Corp II Class A	21,524	223,634
Aurelion Inc Class A (b)(c)	7,221	18,125
Beneficient Class A (c)	1,032	3,818
BGC Group Inc Class A	222,330	2,323,349
Binah Capital Group Inc (c)	10,164	16,161
Bleichroeder Acquisition Corp II Class A	22,441	237,650
BRC Group Holdings Inc (c)	19,417	181,161
Cantor Equity Partners V Inc Class A	10,186	105,018
Capital Southwest Corp	11,251	261,248
Carlyle Group Inc/The	219,633	9,977,927
CARTESIAN GROWTH CORP III Class A	18,318	229,525
Cayson Acquisition Corp (c)	2,715	29,892
CGrowth Capital Inc (c)	686	0
ChampionsGate Acquisition Corp Class A	1,058	10,950
CME Group Inc Class A	218,100	59,659,075
Coinbase Global Inc Class A (c)	135,401	25,594,851
Crescent Capital BDC Inc (b)	12,883	146,995
D Boral Acquisition I Corp Class A	9,306	92,874
Dominari Holdings Inc	7,209	26,673
EGH Acquisition Corp Class A	9,154	94,744
Fold Holdings Inc Class A (b)(c)	38,353	37,045
Galaxy Digital Inc Class A (b)(c)	115,626	3,420,217
GCM Grosvenor Inc Class A	40,168	426,986
Gemini Space Station Inc Class A	28,595	150,696
Great Elm Group Inc (c)	7,056	15,312
Hamilton Lane Inc Class A	26,700	2,326,371
Hennessy Advisors Inc	5,713	58,044
Heritage Global Inc (c)	31,260	38,137
Horizon Technology Finance Corp	7,992	35,085
Innventure Inc (b)(c)	49,342	262,993
Interactive Brokers Group Inc Class A	270,287	23,506,860
Investcorp Credit Management BDC Inc	16,938	21,850
LPL Financial Holdings Inc	48,718	13,337,527
M3-Brigade Acquisition VI Corp Class A	10,509	106,456
MarketAxess Holdings Inc	21,666	2,817,447
MarketWise Inc Class A	1,168	20,136
MDB Capital Holdings LLC Class A (c)	951	3,110
Morningstar Inc	24,189	4,402,882
Nasdaq Inc	345,708	31,984,904
New Mountain Finance Corp	53,270	426,160
Newbury Street II Acquisition Corp Class A (c)	10,095	107,310
Northern Trust Corp	112,803	18,663,256
Open Lending Corp (c)	100,205	228,467
Perella Weinberg Partners Class A	42,262	725,216
PhenixFIN Corp	762	32,095
ProCap Acquisition Corp Class A	13,789	141,613
Procap Financial Inc	58,580	125,947
Range Capital Acquisition Corp II Class A	11,328	114,073
Republic Digital Acquisition Co Class A (c)	13,620	140,831
Robinhood Markets Inc Class A (c)	479,561	45,222,602
Runway Growth Finance Corp (b)	22,004	142,366
SEI Investments Co	74,915	6,583,530
Siddhi Acquisition Corp Class A	16,187	168,507
Siebert Financial Corp (c)	18,579	34,557
Silvercrest Asset Management Group Inc Class A	8,394	95,104
Sizzle Acquisition Corp II Class A (c)	5,160	53,303
Soren Acquisition Corp Class A	4,753	47,197
StepStone Group Inc Class A	48,886	2,410,569
StoneX Group Inc (c)	47,961	5,436,379
T Rowe Price Group Inc	131,982	13,796,078
Titan Acquisition Corp Class A	5,593	58,111
TPG Inc Class A	89,532	3,811,377
Tradeweb Markets Inc Class A	71,289	7,146,722
Trinity Capital Inc	14,443	243,509
US Global Investors Inc Class A	8,407	22,194
Value Line Inc	6,103	196,517
Victory Capital Holdings Inc Class A (b)	39,378	3,329,410
Wealthfront Corp (b)(c)	94,026	1,148,998
		293,199,360
Consumer Finance - 0.1%
Atlanticus Holdings Corp (c)	10,269	885,393
Consumer Portfolio Services Inc (b)(c)	12,500	123,250
Credit Acceptance Corp (b)(c)	6,589	3,779,714
Dave Inc Class A (c)	7,284	2,058,167
DeFi Development Corp (b)(c)	17,070	66,402
DeFi Development Corp warrants 1/21/2028 (c)	1,328	664
Encore Capital Group Inc (c)	13,491	1,078,336
EZCORP Inc Class A (c)	38,558	1,204,552
Figure Technology Solutions Inc Class A	107,754	3,809,104
FirstCash Holdings Inc	26,689	5,869,178
Jefferson Capital Inc	38,527	654,574
Katapult Holdings Inc Class A (b)(c)	1,651	10,022
Lendingtree Inc (c)	8,582	327,832
Medallion Financial Corp	15,603	151,817
Navient Corp	58,999	505,031
NerdWallet Inc Class A (b)(c)	26,517	228,046
Oportun Financial Corp (c)	20,581	111,549
PRA Group Inc (c)	24,476	373,504
SLM Corp	121,832	2,694,924
SoFi Technologies Inc Class A (b)(c)	769,192	14,014,678
Upstart Holdings Inc (b)(c)	57,812	1,953,467
Vroom Inc (b)(c)	1,635	19,293
World Acceptance Corp (b)(c)	2,806	463,243
		40,382,740
Financial Services - 0.4%
1RT Acquisition Corp Class A	9,543	97,720
26 Capital Acquisition Corp Class A (c)(d)	12,701	0
Acacia Research Corp (c)	58,058	269,970
Affirm Holdings Inc Class A (c)	177,318	13,059,471
Agriculture & Natural Solutions Acquisition Corp Class A (c)	28,990	328,747
Aimei Health Technology Co Ltd (b)(c)	5,806	243,910
Alchemy Investments Acquisition Corp 1 Class A (c)	6,412	75,020
Aldel Financial II Inc Class A (c)	9,202	98,093
Alerus Financial Corp	18,429	526,701
Andretti Acquisition Corp II Class A (c)	19,676	210,927
Apex Treasury Corp Class A	16,602	166,850
Archimedes Tech SPAC Partners II Co (c)	11,102	124,564
Archimedes Tech SPAC Partners III Co	2,201	21,966
Artius II Acquisition Inc Class A (c)	1,854	19,393
Beeline Holdings Inc (b)(c)	17,899	23,448
BERTO ACQUISITION CORP	57,420	601,762
Better Home & Finance Holding Co Class A (b)(c)	6,374	185,930
Black Hawk Acquisition Corp (c)	566	6,712
Blue Acquisition Corp Class A	7,299	75,910
Blue Water Acquisition Corp III Class A	61,427	630,855
Bold Eagle Acquisition Corp Class A (c)	28,668	306,461
Bowen Acquisition Corp (b)(c)(d)	6,276	53,409
BTC Development Corp Class A	5,775	58,039
Cal Redwood Acquisition Corp Class A	8,778	90,062
Cantor Equity Partners I Inc Class A (c)	11,995	127,147
Cantor Equity Partners II Inc Class A (c)	15,435	208,758
Cantor Equity Partners IV Inc	44,269	457,741
Cass Information Systems Inc	9,792	450,726
Centurion Acquisition Corp Class A (c)	9,829	106,645
Chime Financial Inc Class A (c)	213,888	3,978,317
Churchill Capital Corp IX Class A (c)	31,336	338,742
Churchill Capital Corp XI Class A	1,186	12,168
Clean Energy Special Situations Corp rights (c)(d)	13,177	0
CO2 Energy Transition Corp (c)	289	3,013
Cohen Circle Acquisition Corp II Class A	28,408	292,034
Collective Acquisition Corp Class A	2,055	21,331
Columbus Circle Capital Corp II	5,284	52,523
Corner Growth Acquisition Corp 2 Class A (d)	304,250	69,978
Corner Growth Acquisition Corp Class A (c)(d)	54,398	603,818
Crane Harbor Acquisition Corp II Class A	14,240	143,397
Crane Inflection Point Acquisition Corp III Class A (c)	30,333	313,037
CSLM Digital Asset Acquisition Corp III Ltd Class A	13,479	136,407
Currenc Group Inc Class A (b)(c)	46,074	144,672
D Boral ARC Acquisition I Corp Class A	39,178	429,783
Digital Asset Acquisition Corp Class A	16,682	171,991
DP Cap Acquisition Corp I Class A (b)(d)	654,800	168,807
Drugs Made In America Acquisition Corp (c)	62,273	660,094
Drugs Made In America Acquisition II Corp	39,649	398,869
Dynamix Corp Class A (c)	20,472	220,893
Dynamix Corp III Class A	5,676	56,817
Enact Holdings Inc	88,631	3,703,889
Euronet Worldwide Inc (c)	24,958	1,808,956
Evolution Global Acquisition Corp Class A	25,369	254,197
Fact II Acquisition Corp Class A (c)	4,449	47,515
FG Merger II Corp (c)	1,050	10,878
FIGX Capital Acquisition Corp	4,897	50,096
Fiserv Inc (c)	324,159	18,334,433
Flywire Corp (c)	76,467	1,226,531
Fortress Value Acquisition Corp V Class A	39,865	401,839
Future Health ESG Corp warrants 12/31/2028 (c)(d)	3,358	0
Galata Acquisition Corp II Class A	11,760	118,894
General Purpose Acquisition Corp Class A	10,358	103,373
GigCapital8 Corp Class A	19,549	196,565
GigCapital9 Corp Class A	40,511	401,464
Gores Holdings X Inc Class A	26,201	271,180
GP-Act III Acquisition Corp (c)	21,503	232,232
GSR IV Acquisition Corp Class A	10,010	101,702
HELIX ACQUISITION CORP III Class A	5,890	60,314
Hennessy Capital Investment Corp VII (c)	29,309	305,107
IB Acquisition Corp (c)	4,603	49,666
Infinite Eagle Acquisition Corp Class A	21,283	213,894
International Money Express Inc (c)	14,868	222,574
ITHAX Acquisition Corp III Class A	15,172	151,417
Jack Henry & Associates Inc (b)	43,425	5,919,696
K&F Growth Acquisition Corp II Class A (c)	83,571	879,167
K2 Capital Acquisition Corp Class A	5,840	58,809
Karbon Capital Partners Corp Class A	11,366	114,683
Keen Vision Acquisition Corp (c)	11,179	136,607
Kochav Defense Acquisition Corp	6,235	64,470
KRAKacquisition Corp Class A	3,228	32,022
Lake Superior Acquisition Corp Class A	6,720	68,141
Lakeshore Acquisition III Corp	2,525	26,159
Launch One Acquisition Corp Class A (c)	1,896	20,477
Launch Two Acquisition Corp Class A (c)	8,170	87,582
Lightwave Acquisition Corp Class A	17,873	182,483
Lionheart Holdings Class A (c)	1,654	17,913
Live Oak Acquisition Corp V Class A (c)	47,807	504,364
M3-Brigade Acquisition V Corp Class A (c)	56,729	613,240
Marqeta Inc Class A (c)	246,041	998,926
McKinley Acquisition Corp Class A	3,724	37,948
Melar Acquisition Corp I Class A (c)	20,514	222,167
Merchants Bancorp/IN (b)	29,285	1,380,495
Meshflow Acquisition Corp Class A	20,931	208,891
Mountain Lake Acquisition Corp Class A (c)	5,142	54,608
Muzero Acquisition Corp Class A	2,653	26,318
New Providence Acquisition Corp III Class A (c)	19,110	197,789
NewHold Investment Corp III (c)	6,525	73,733
NewtekOne Inc	14,179	196,805
NMI Holdings Inc (c)	46,759	1,678,648
NMP Acquisition Corp Class A	36,838	377,221
Oaktree Acquisition Corp III Life Sciences Class A (c)	15,243	162,033
OneIM Acquisition Corp Class A	11,213	112,691
Oyster Enterprises II Acquisition Corp Class A	14,458	148,339
Payoneer Global Inc (c)	216,228	1,124,386
PayPal Holdings Inc	557,513	24,948,707
Paysign Inc (b)(c)	30,864	224,381
Perceptive Capital Solutions Corp (c)	8,758	97,564
Perimeter Acquisition Corp I Class A	8,123	84,723
Pioneer Acquisition I Corp	8,315	84,813
Plum Acquisition Corp IV Class A (c)	33,248	353,759
Praetorian Acquisition Corp Class A	3,539	35,107
Priority Technology Holdings Inc (b)(c)	54,337	347,213
Quartzsea Acquisition Corp (c)	3,049	31,984
Quetta Acquisition Corp (c)	5,515	64,746
Range Capital Acquisition Corp (c)	2,691	28,605
Real Asset Acquisition Corp Class A	19,025	215,934
Remitly Global Inc (c)	126,777	2,538,076
Renatus Tactical Acquisition Corp I Class A	17,138	178,749
Repay Holdings Corp Class A (c)	58,595	227,349
Roman DBDR Acquisition Corp II Class A (c)	43,693	459,650
RTB Digital Inc (c)	74	336
Security National Financial Corp Class A	11,528	111,822
Sezzle Inc (b)(c)	20,558	2,428,928
Silver Pegasus Acquisition Corp	19,234	197,149
SIM Acquisition Corp I Class A (c)	15,452	166,264
Solarius Capital Acquisition Corp Class A	39,103	401,588
Space Asset Acquisition Corp Class A	9,076	95,207
SPACSphere Acquisition Corp Class A	29,628	295,687
Spark I Acquisition Corp Class A (c)	5,593	66,669
Spring Valley Acquisition Corp III Class A	13,486	143,761
Stellar V Capital Corp (c)	2,051	21,659
Sui Group Holdings Ltd (c)	52,855	84,568
Tailwind 2.0 Acquisition Corp Class A	4,631	46,542
Talon Capital Corp Class A	11,756	120,734
Texas Ventures Acquisition III Corp Class A (c)	14,948	157,103
Thayer Ventures Acquisition Corp II Class A	7,630	78,665
Trailblazer Acquisition Corp Class A	16,980	171,838
Translational Development Acquisition Corp Class A (c)	16,554	177,956
Twelve Seas Investment Co III Class A	4,611	46,018
Usio Inc (c)	12,705	20,455
UY Scuti Acquisition Corp (c)	1,031	11,032
Vendome Acquisition Corp I Class A	47,203	481,471
Voyager Acquisition Corp Class A (c)	16,042	157,212
Waterstone Financial Inc	14,143	261,787
Wen Acquisition Corp Class A	20,206	207,718
XBP Global Holdings Inc Class A (b)(c)	1,547	3,789
Xsolla SPAC 1 Class A	11,046	109,687
Yorkville Acquisition Corp Class A	12,458	127,321
		106,951,481
Insurance - 0.3%
American Coastal Insurance Corp (b)	37,726	394,237
Amerisafe Inc	14,029	429,989
Arch Capital Group Ltd (c)	216,224	19,317,452
Atlantic American Corp (c)	8,809	18,674
Baldwin Insurance Group Inc/The Class A (b)(c)	59,523	1,155,937
Brighthouse Financial Inc (c)	34,190	2,138,585
Cincinnati Financial Corp	94,450	14,868,319
Donegal Group Inc Class A	24,663	418,531
eHealth Inc (c)	12,834	19,892
Erie Indemnity Co Class A (b)	28,499	6,072,282
Ethos Technologies Inc Class A (b)	17,798	336,382
FG Nexus Inc (b)(c)	5,241	45,649
FG Nexus Inc rights (c)(d)	21	0
GoHealth Inc Class A (c)	5,831	3,731
Goosehead Insurance Inc Class A (c)	16,227	558,047
Greenlight Capital Re Ltd Class A (c)	27,548	431,677
Health In Tech Inc Class A (b)(c)	33,627	33,361
Investors Title Co	1,170	274,658
James River Group Holdings Inc (b)	32,971	128,917
Kingstone Cos Inc	11,852	176,239
NI Holdings Inc (c)	14,672	205,115
Palomar Hldgs Inc (c)	16,489	1,764,983
Presurance Holdings Inc (c)	3,312	1,954
Principal Financial Group Inc	131,170	13,591,835
Root Inc/OH Class A (b)(c)	8,393	436,940
Safety Insurance Group Inc	10,164	713,208
Selective Insurance Group Inc	36,805	3,185,105
Skyward Specialty Insurance Group Inc (c)	26,024	1,148,179
Slide Insurance Holdings Inc (b)(c)	76,236	1,374,535
Tiptree Inc Class A	25,988	474,021
Trupanion Inc (c)	26,408	576,223
TWFG Inc Class A (c)	9,197	172,628
United Fire Group Inc	18,117	803,127
Willis Towers Watson PLC	57,398	14,330,559
		85,600,971
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	57,672	530,583
AGNC Investment Corp (b)	679,910	7,077,864
Manhattan Bridge Capital Inc	9,852	41,575
Seven Hills Realty Trust (b)	14,380	122,661
Sunrise Realty Trust Inc (b)	13,466	119,847
		7,892,530
TOTAL FINANCIALS		779,964,797
Health Care - 4.4%
Biotechnology - 2.7%
4D Molecular Therapeutics Inc (b)(c)	30,423	301,492
Abeona Therapeutics Inc (b)(c)	32,763	189,370
Absci Corp (c)	99,008	668,304
ABVC BioPharma Inc (c)	6,128	8,640
ACADIA Pharmaceuticals Inc (c)	101,997	2,209,255
Achieve Life Sciences Inc (b)(c)	37,770	197,915
Acrivon Therapeutics Inc (b)(c)	18,053	28,885
Actuate Therapeutics Inc (b)(c)	15,885	32,088
Acumen Pharmaceuticals Inc (b)(c)	47,577	123,700
Acurx Pharmaceuticals Inc (c)	146	289
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	262
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	0
Adicet Bio Inc (c)	4,839	45,051
ADMA Biologics Inc (c)	145,231	1,158,943
Adverum Biotechnologies Inc rights (b)(c)(d)	11,897	0
Agenus Inc (b)(c)	22,604	79,114
Agios Pharmaceuticals Inc (c)	36,014	1,058,812
Akebia Therapeutics Inc (c)	163,436	166,705
Akouos Inc (b)(c)(d)	22,594	3,389
Aktis Oncology Inc (b)	28,570	592,542
Alaunos Therapeutics Inc (c)	1,117	3,262
Albireo Pharma Inc rights (c)(d)	10,788	0
Aldeyra Therapeutics Inc (c)	35,040	61,320
Alector Inc (c)	61,781	133,447
Aligos Therapeutics Inc Class A (b)(c)	3,569	20,343
Alkermes PLC (b)(c)	100,407	4,236,171
Allogene Therapeutics Inc (c)	167,572	363,631
Alnylam Pharmaceuticals Inc (c)	80,470	24,300,331
Altimmune Inc (b)(c)	74,612	227,567
ALX Oncology Holdings Inc (c)	88,962	169,028
Amgen Inc	327,246	110,213,180
AnaptysBio Inc (c)	17,175	956,132
Anavex Life Sciences Corp (b)(c)	53,539	162,223
Anika Therapeutics Inc (c)	8,165	118,637
Anixa Biosciences Inc (c)	24,102	65,075
Annexon Inc (c)	88,454	479,421
Apogee Therapeutics Inc (c)	33,312	2,736,248
Apollomics Inc Class A (c)	715	10,296
Arbutus Biopharma Corp (b)(c)	119,415	544,532
Arcturus Therapeutics Holdings Inc (c)	17,582	139,249
Arcutis Biotherapeutics Inc (c)	74,584	1,600,573
Ardelyx Inc (c)	148,428	896,505
ArriVent Biopharma Inc (b)(c)	27,056	818,985
Arrowhead Pharmaceuticals Inc (c)	84,499	6,583,317
ARS Pharmaceuticals Inc (b)(c)	59,377	538,549
Assembly Biosciences Inc (c)	9,732	269,187
Atara Biotherapeutics Inc (b)(c)	4,612	48,472
Atossa Therapeutics Inc (c)	4,211	22,024
Atrium Therapeutics Inc	8,998	116,974
aTyr Pharma Inc (b)(c)	66,669	36,168
Aura Biosciences Inc (b)(c)	47,184	352,464
Avalo Therapeutics Inc (c)	12,867	205,229
Avita Medical Inc (b)(c)	18,553	80,334
Beam Therapeutics Inc (c)	61,899	2,038,334
BeOne Medicines Ltd ADR (c)	19,458	5,602,347
Beyondspring Inc (b)(c)	23,601	39,650
Bicara Therapeutics Inc (b)(c)	38,865	845,314
bioAffinity Technologies Inc (c)	3,114	5,200
BioAtla Inc (b)(c)	165	648
BioCardia Inc (c)	964	897
BioCryst Pharmaceuticals Inc (b)(c)	150,103	1,337,418
Biogen Inc (c)	88,755	17,395,980
BioMarin Pharmaceutical Inc (c)	116,229	6,658,759
Biomea Fusion Inc (c)	51,944	71,683
BioRestorative Therapies Inc (b)(c)	3,862	1,846
BioVie Inc (c)	230	327
Bioxcel Therapeutics Inc (b)(c)	10,872	12,720
Black Diamond Therapeutics Inc (b)(c)	32,498	72,146
Bolt Biotherapeutics Inc (c)	143	751
Bridgebio Pharma Inc (c)	117,373	7,777,135
C4 Therapeutics Inc (c)	61,523	268,856
Cabaletta Bio Inc (b)(c)	67,179	253,937
CAMP4 Therapeutics Corp (c)	33,424	146,731
Candel Therapeutics Inc (b)(c)	41,672	345,878
Canton Strategic Holdings Inc (c)	19,934	61,795
Capricor Therapeutics Inc (c)	34,872	1,044,765
Cardiff Oncology Inc (b)(c)	34,646	65,827
Cardio Diagnostics Holdings Inc (b)(c)	398	728
CareDx Inc (c)	31,991	730,035
Caribou Biosciences Inc (b)(c)	72,686	171,539
Caris Life Sciences Inc (c)	171,566	2,868,584
Carisma Therapeutics Inc rights (c)(d)	92,579	0
Cartesian Therapeutics Inc (c)	16,604	125,194
Cartesian Therapeutics Inc rights (b)(c)(d)	116,771	33,864
Catalyst Pharmaceuticals Inc (c)	72,608	2,267,548
Celcuity Inc (c)	27,979	3,717,850
Celldex Therapeutics Inc (c)	41,029	1,289,541
Cellectar Biosciences Inc (c)	200	628
Celularity Inc Class A (c)	8,438	8,522
Centessa Pharmaceuticals PLC ADR (c)	72,857	2,896,794
Century Therapeutics Inc (b)(c)	112,474	275,561
CervoMed Inc (b)(c)	7,411	23,048
CG oncology Inc (c)	50,964	3,174,548
Chinook Therapeutics Inc rights (c)(d)	11,497	0
Cibus Inc Class A (b)(c)	43,620	62,813
Citius Oncology Inc Class A (b)(c)	57,297	45,723
Clene Inc (b)(c)	7,401	48,551
Climb Bio Inc (b)(c)	29,677	325,260
Cogent Biosciences Inc (b)(c)	105,939	3,703,627
Coherus Oncology Inc (b)(c)	91,739	145,865
Compass Therapeutics Inc (b)(c)	109,310	260,158
Concert Pharmaceuticals Inc rights (c)(d)	24,247	0
Corbus Pharmaceuticals Holdings Inc (b)(c)	12,746	100,821
Corvus Pharmaceuticals Inc (c)	49,461	613,811
COSCIENS Biopharma Inc warrants 5/24/2029 (b)(c)	434	844
Coya Therapeutics Inc (c)	14,892	71,779
Crescent Biopharma Inc (c)	17,565	362,717
Cue Biopharma Inc (c)	975	21,353
Cullinan Therapeutics Inc (c)	39,408	647,868
Curis Inc (c)	2,839	1,610
Cypherpunk Technologies Inc (b)(c)	52,280	59,076
Cytokinetics Inc (b)(c)	74,606	5,726,757
CytomX Therapeutics Inc (c)	129,063	464,627
Damora Therapeutics Inc (c)	36,683	912,673
Denali Therapeutics Inc (c)	95,501	2,009,341
Design Therapeutics Inc (c)	37,208	389,940
DiaMedica Therapeutics Inc (b)(c)	33,312	199,539
Dianthus Therapeutics Inc (b)(c)	25,942	2,412,866
Dianthus Therapeutics Inc rights (c)(d)	44,600	0
Disc Medicine Inc (c)	23,342	1,623,903
Dogwood Therapeutics Inc (c)	880	1,487
Dogwood Therapeutics Inc (CVR) (c)(d)	880	0
Dyadic International Inc (c)	48,866	39,484
Dyne Therapeutics Inc (b)(c)	100,731	1,947,130
Edesa Biotech Inc (c)	3,889	28,079
Editas Medicine Inc (c)	66,134	228,824
Eikon Therapeutics Inc (c)	30,772	333,568
Eledon Pharmaceuticals Inc (b)(c)	57,445	218,865
Elicio Therapeutics Inc (b)(c)	11,928	136,456
Elutia Inc (b)(c)	14,760	17,122
Enanta Pharmaceuticals Inc (c)	18,001	236,893
Entrada Therapeutics Inc (c)	28,211	199,452
Equillium Inc (b)(c)	36,683	106,381
Erasca Inc (c)	188,496	2,420,289
Estrella Immunopharma Inc (c)	1,582	1,724
Exagen Inc (c)	11,992	59,720
Exelixis Inc (c)	157,154	7,933,134
Exicure Inc (b)(c)	2,912	9,318
eXoZymes Inc (c)	1,997	19,471
Fate Therapeutics Inc (c)	93,995	266,946
Fibrobiologics Inc (c)	1,099	1,275
First Tracks Biotherapeutics Inc	17,175	274,113
Foghorn Therapeutics Inc (c)	36,629	156,772
Forte Biosciences Inc (c)	7,534	143,673
Fortress Biotech Inc (b)(c)	20,365	57,022
Forum Markets Inc (b)(c)	10,827	47,964
Gain Therapeutics Inc (b)(c)	28,629	55,827
Galectin Therapeutics Inc (b)(c)	45,615	114,950
Genelux Corp (b)(c)	26,033	79,401
Generate Biomedicines Inc	77,069	1,011,145
Geron Corp (c)	380,562	475,703
Gilead Sciences Inc	753,583	101,304,163
Gossamer Bio Inc (b)(c)	149,688	34,563
GRAIL Inc (b)(c)	24,714	1,771,500
Greenland Mines Ltd (b)(c)	17,483	6,224
Greenwich Lifesciences Inc (b)(c)	8,430	220,655
Gyre Therapeutics Inc (b)(c)	60,238	356,007
Gyre Therapeutics Inc rights (c)(d)	25,124	0
Halozyme Therapeutics Inc (c)	71,189	4,736,916
HCW Biologics Inc (b)(c)	412	816
Heron Therapeutics Inc (b)(c)	88,334	76,859
Humacyte Inc Class A (b)(c)	101,891	132,458
Hyperliquid Strategies Inc	74,880	748,051
iBio Inc (c)	19,435	36,927
Ideaya Biosciences Inc (c)	53,678	1,581,891
Immix Biopharma Inc (c)	22,933	206,397
ImmuCell Corp (c)	2,008	20,562
Immuneering Corp (b)(c)	41,005	236,599
Immunic Inc (b)(c)	9,839	147,191
ImmunityBio Inc (b)(c)	623,899	4,691,720
Immunome Inc (b)(c)	67,996	1,484,353
Immunovant Inc (b)(c)	125,131	4,166,862
Imunon Inc	163	355
IN8bio Inc (c)	567	1,060
Incyte Corp (c)	120,459	11,653,204
Inhibikase Therapeutics Inc (b)(c)	40,273	70,478
Inhibrx Biosciences Inc (b)(c)	9,572	995,584
Inmune Bio Inc (b)(c)	10,829	15,269
Inovio Pharmaceuticals Inc (b)(c)	45,041	59,004
Insight Molecular Diagnostics Inc (b)(c)	19,492	121,045
Insmed Inc (c)	130,830	13,987,035
Instil Bio Inc (b)(c)	3,216	25,953
Intellia Therapeutics Inc (b)(c)	71,221	1,002,079
Intensity Therapeutics Inc (c)	276	1,212
Invivyd Inc (c)	170,004	193,805
Ionis Pharmaceuticals Inc (c)	99,177	7,587,041
Iovance Biotherapeutics Inc (b)(c)	248,979	1,020,814
Ironwood Pharmaceuticals Inc Class A (c)	99,113	353,833
Jade Biosciences Inc (c)	30,019	631,600
Janux Therapeutics Inc (c)	37,146	541,960
Jasper Therapeutics Inc Class A (b)(c)	9,659	8,007
KALA BIO Inc (c)	5,633	12,562
Kalaris Therapeutics Inc (b)(c)	16,829	88,689
KalVista Pharmaceuticals Inc (c)	31,757	853,311
Karyopharm Therapeutics Inc (b)(c)	10,033	91,300
Keros Therapeutics Inc (c)	17,010	191,363
Kineta Inc rights (c)(d)	39,785	0
Kiniksa Pharmaceuticals International Plc Class A (c)	27,410	1,326,096
Kinnate Biopharma Inc rights (c)(d)	26,452	0
Kodiak Sciences Inc (b)(c)	32,550	1,194,911
Korro Bio Inc (b)(c)	10,496	140,752
Korro Bio Inc rights (c)(d)	14,063	0
Krystal Biotech Inc (c)	17,682	5,464,268
Kura Oncology Inc (c)	59,708	609,022
Kymera Therapeutics Inc (b)(c)	49,216	4,007,167
Kyntra Bio Inc (c)	1,991	13,738
Kyverna Therapeutics Inc (c)	37,959	323,411
Lantern Pharma Inc (b)(c)	6,838	24,548
Larimar Therapeutics Inc (c)	62,068	215,997
Legend Biotech Corp ADR (b)(c)	51,119	1,388,392
Lexeo Therapeutics Inc (c)	42,894	220,475
Liminatus Pharma Inc (b)(c)	16,770	2,750
Lisata Therapeutics Inc (c)	2,010	6,533
Lite Strategy Inc (c)	15,724	15,881
Lixte Biotechnology Holdings Inc (c)	775	4,844
Longeveron Inc (c)	2,931	2,263
Lumos Pharma Inc rights (b)(c)(d)	8,658	0
Lunai Bioworks Inc (c)	1,157	3,564
Lyell Immunopharma Inc (b)(c)	13,928	241,372
MacroGenics Inc (c)	42,073	175,024
Madrigal Pharmaceuticals Inc (c)	13,908	6,916,031
MannKind Corp (c)	192,938	727,376
MapLight Therapeutics Inc	29,346	860,131
Marker Therapeutics Inc (c)	5,272	8,277
MediciNova Inc (c)	25,966	35,314
MediPacific Inc Class A rights (c)(d)	30,249	0
MeiraGTx Holdings plc (c)	49,198	523,959
Metagenomi Therapeutics Inc (c)	21,951	29,853
MetaVia Inc (c)	431	1,224
MetaVia Inc rights (c)(d)	612	0
MiMedx Group Inc (c)	97,229	357,803
Mineralys Therapeutics Inc (c)	49,252	1,551,438
Minerva Neurosciences Inc (b)(c)	27,931	137,141
MiNK Therapeutics Inc (b)(c)	1,902	23,204
Mirum Pharmaceuticals Inc (c)	36,390	3,693,585
Moderna Inc (c)	239,428	11,298,607
Moleculin Biotech Inc (b)(c)	4,484	12,510
Monopar Therapeutics Inc (b)(c)	4,095	266,339
Monte Rosa Therapeutics Inc (b)(c)	47,839	942,907
MoonLake Immunotherapeutics Class A (c)	43,692	838,013
Myriad Genetics Inc (c)	53,690	213,149
Natera Inc (c)	85,979	19,205,129
NeuBase Therapeutics Inc (c)(d)	985	0
Neuphoria Therapeutics Inc (c)	2,427	12,887
Neurocrine Biosciences Inc (c)	60,704	9,609,443
Neurogene Inc (c)	10,287	291,534
Neurogene Inc rights (c)(d)	4,505	0
NextCure Inc (b)(c)	2,047	12,691
Nkarta Inc (c)	44,470	144,528
Novavax Inc (b)(c)	97,944	1,074,446
Nurix Therapeutics Inc (c)	63,602	1,129,572
Nuvalent Inc Class A (c)	44,630	4,926,706
Nuvectis Pharma Inc (b)(c)	16,135	157,316
Ocugen Inc (b)(c)	194,166	267,949
Olema Pharmaceuticals Inc (c)	52,272	689,468
OmniAb Operations Inc $12.5 earnout shares (c)(d)	3,424	1,609
OmniAb Operations Inc $15 earnout shares (c)(d)	3,424	1,233
Oncternal Therapeutics Inc rights (b)(c)(d)	4,319	0
OnKure Therapeutics Inc Class A (c)	12,944	54,365
Opus Genetics Inc (c)	45,672	199,130
Organogenesis Holdings Inc Class A (c)	83,473	214,526
ORIC Pharmaceuticals Inc (c)	59,906	506,206
Oruka Therapeutics Inc (b)(c)	29,785	1,743,316
OSR Holdings Inc (b)(c)	4,318	1,881
Outlook Therapeutics Inc (b)(c)	7,574	5,529
Ovid therapeutics Inc (b)(c)	38,689	105,621
Pacira Therapeutic Inc rights (c)(d)	69,500	0
Palisade Bio Inc (c)	99,684	211,330
Palvella Therapeutics Inc (b)(c)	7,742	917,117
Palvella Therapeutics Inc rights (c)(d)	282	0
Pasithea Therapeutics Corp (b)(c)	13,441	9,614
Passage Bio Inc (c)	1,897	10,946
PDS Biotechnology Corp (c)	15,312	16,537
PepGen Inc (c)	42,675	64,013
PharmaCyte Biotech Inc (c)	26,211	21,870
Pluri Inc (c)	2,751	6,382
Plus Therapeutics Inc (b)(c)	2,849	16,581
PMV Pharmaceuticals Inc (c)	43,138	51,766
Praxis Precision Medicines Inc (c)	16,902	5,915,193
Precigen Inc (c)	220,136	955,390
Precision BioSciences Inc (c)	15,621	108,878
Prelude Therapeutics Inc (c)	32,538	127,549
Prime Medicine Inc (b)(c)	113,377	402,488
ProKidney Corp Class A (b)(c)	86,948	159,115
Protagonist Therapeutics Inc (c)	38,640	3,846,998
Protara Therapeutics Inc (c)	31,457	146,275
PTC Therapeutics Inc (c)	49,805	3,678,099
Puma Biotechnology Inc (c)	28,173	202,000
Pyxis Oncology Inc (c)	38,072	68,530
Q32 Bio Inc (b)(c)	8,325	91,992
Q32 Bio Inc rights (c)(d)	29,351	0
Quince Therapeutics Inc (b)(c)	2,534	2,914
Radius Health Inc (c)(d)	26,855	0
Rallybio Corp (c)	3,003	43,423
Recursion Pharmaceuticals Inc Class A (b)(c)	307,657	1,104,489
Regeneron Pharmaceuticals Inc	63,039	38,755,117
Regeneron Pharmaceuticals Inc rights (c)(d)	16,049	0
REGENXBIO Inc (b)(c)	34,188	239,658
Rein Therapeutics Inc (c)	8,122	9,015
Relay Therapeutics Inc (c)	114,286	1,605,718
RenovoRx Inc (c)	20,477	18,622
Replimune Group Inc (c)	53,059	461,083
Revolution Medicines Inc (c)	120,079	18,910,041
Rezolute Inc (c)	60,127	198,419
Rhythm Pharmaceuticals Inc (c)	41,471	3,662,719
Rigel Pharmaceuticals Inc (c)	10,673	325,420
Rocket Pharmaceuticals Inc (b)(c)	80,235	246,321
Roivant Sciences Ltd (c)	433,280	12,994,067
SAB Biotherapeutics Inc (b)(c)	32,163	115,787
Sagimet Biosciences Inc Class A (c)	18,571	135,383
Sana Biotechnology Inc (c)	166,155	548,312
Sarepta Therapeutics Inc (c)	64,096	1,145,396
Savara Inc (b)(c)	122,048	634,650
Scholar Rock Holding Corp (c)	69,751	3,438,724
SELLAS Life Sciences Group Inc (b)(c)	107,884	1,004,400
Sensei Biotherapeutics Inc (b)(c)	578	12,219
Senti Biosciences Holdings Inc (b)	24,798	23,598
Sera Prognostics Inc Class A (b)(c)	23,191	50,093
Seres Therapeutics Inc (c)	5,666	41,475
Shattuck Labs Inc (c)	43,834	260,812
Shuttle Pharmaceuticals Holdings Inc (c)	264	139
Sigilon Therapeutics Inc rights (c)(d)	1,064	9,438
Sionna Therapeutics Inc (b)(c)	27,764	1,188,854
Skye Bioscience Inc (b)(c)	18,888	14,646
Solid Biosciences Inc (b)(c)	58,373	428,458
Spectrum Pharmaceuticals Inc rights (c)(d)	111,379	0
Spero Therapeutics Inc (c)	36,745	103,988
Spruce Biosciences Inc (c)	817	41,888
Spyre Therapeutics Inc (c)	47,242	3,472,287
Spyre Therapeutics Inc rights (c)(d)	34,317	0
Stoke Therapeutics Inc (c)	35,416	1,094,709
Summit Therapeutics Inc (b)(c)	471,305	8,266,690
Surface Oncology Inc rights (c)(d)	23,135	0
Surrozen Inc Class A (c)	6,143	161,008
Sutro Biopharma Inc (c)	5,177	151,324
Syndax Pharmaceuticals Inc (c)	55,527	1,087,774
Tango Therapeutics Inc (c)	86,354	1,898,061
Taysha Gene Therapies Inc (c)	171,901	1,009,059
Tectonic Therapeutic Inc (b)(c)	12,644	394,050
Tectonic Therapeutic Inc rights (c)(d)	2,331	0
Tenax Therapeutics Inc (c)	11,937	141,692
Tenaya Therapeutics Inc (c)	120,429	104,653
Tevogen Bio Holdings Inc Class A (b)(c)	4,271	33,784
TG Therapeutics Inc (b)(c)	96,311	3,654,039
Tonix Pharmaceuticals Holding Corp (c)	7,600	93,708
Travere Therapeutics Inc (c)	55,557	2,621,179
TriSalus Life Sciences Inc Class A (b)(c)	39,480	134,627
TScan Therapeutics Inc (c)	28,767	31,068
Twist Bioscience Corp (c)	37,403	2,501,139
Tyra Biosciences Inc (c)	36,311	1,213,151
Ultragenyx Pharmaceutical Inc (c)	58,689	1,405,015
Unicycive Therapeutics Inc (c)	16,276	120,117
United Therapeutics Corp (c)	26,562	14,790,253
United Therapeutics Corp rights (c)(d)	19,958	0
Upstream Bio Inc (c)	35,347	295,501
UroGen Pharma Ltd (c)	30,686	863,197
Vanda Pharmaceuticals Inc (c)	35,207	227,085
Vaxcyte Inc (c)	87,678	4,506,649
Vera Therapeutics Inc Class A (c)	43,331	1,539,117
Veracyte Inc (c)	48,005	2,224,552
Verastem Inc (b)(c)	53,429	231,348
Vericel Corp (b)(c)	31,127	1,037,463
Vertex Pharmaceuticals Inc (c)	154,201	69,011,116
Viking Therapeutics Inc (c)	69,868	2,287,478
Vir Biotechnology Inc (c)	95,994	915,783
Viridian Therapeutics Inc (c)	60,769	1,070,750
Viridian Therapeutics Inc rights (c)(d)	30,380	0
Vistagen Therapeutics Inc (c)	12,189	7,679
Vor BioPharma Inc (b)(c)	25,251	378,007
Voyager Therapeutics Inc (c)	32,795	126,917
vTv Therapeutics Inc Class A (c)	2,524	84,175
Werewolf Therapeutics Inc (c)	23,347	10,506
Whitehawk Therapeutics Inc (c)	46,572	219,820
X4 Pharmaceuticals Inc (c)	56,741	244,554
XBiotech Inc (c)	16,960	41,043
Xencor Inc (c)	46,388	551,089
Xenetic Biosciences Inc (c)	2,070	6,458
XenoTherapeutics Inc rights (c)(d)	23,840	0
Xilio Therapeutics Inc (b)(c)	2,768	23,417
XOMA Royalty Corp (c)	7,289	304,024
XOMA Royalty Corp rights (c)(d)	14,170	0
Z Squared Inc (b)(c)	3,782	35,210
Zenas Biopharma Inc (c)	34,749	639,382
Zentalis Pharmaceuticals Inc (b)(c)	46,138	184,552
Zymeworks Inc (c)	44,205	1,110,872
		744,841,579
Health Care Equipment & Supplies - 0.9%
20/20 Biolabs Inc	5,319	4,628
ABIOMED Inc (c)(d)	25,491	38,491
Accuray Inc Del (c)	54,348	20,565
Adagio Medical Holdings Inc (c)	5,436	3,936
Align Technology Inc (c)	43,286	7,572,886
Alphatec Holdings Inc (c)	92,131	714,015
AngioDynamics Inc (c)	22,290	255,889
Anteris Technologies Global Corp (c)	58,391	503,330
Apyx Medical Corp (c)	23,327	93,191
AtriCure Inc (c)	31,967	884,527
Axogen Inc (c)	31,357	1,237,974
Beta Bionics Inc (b)(c)	28,103	340,608
Beyond Air Inc (c)	1,698	781
Bioventus Inc (b)(c)	48,291	410,956
CapsoVision Inc (c)	30,790	208,756
Carlsmed Inc (b)(c)	16,880	192,770
Ceribell Inc (c)	23,636	436,084
Cerus Corp (c)	113,607	345,365
Check Cap Ltd (c)	2,932	4,691
ChronoScale Corp (b)(c)	1,825	33,507
ClearPoint Neuro Inc (b)(c)	17,931	227,186
Co-Diagnostics Inc (c)	39	333
Cooper Cos Inc/The (c)	117,567	7,196,276
CVRx Inc (b)(c)	15,982	89,180
CytoSorbents Corp (b)(c)	32,102	15,759
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	13,754	0
Delcath Systems Inc (b)(c)	20,799	224,213
DENTSPLY SIRONA Inc	121,921	1,276,513
Dexcom Inc (c)	233,259	17,200,519
ElectroCore Inc (b)(c)	10,837	105,769
Embecta Corp (b)	34,467	116,498
Envoy Medical Inc Class A (c)	38,330	27,042
enVVeno Medical Corp (b)(c)	585	6,628
Femasys Inc (c)	42,163	16,317
FONAR Corp (c)	3,366	64,291
Fractyl Health Inc (c)	104,682	84,395
GE HealthCare Technologies Inc	275,866	17,197,486
HeartBeam inc (b)(c)	24,817	21,715
Hyperfine Inc Class A (c)	54,041	84,304
ICU Medical Inc (c)	14,973	2,027,194
IDEXX Laboratories Inc (c)	48,260	27,195,958
Inmode Ltd (b)(c)	42,504	592,081
Inogen Inc (c)	12,246	79,477
Insulet Corp (c)	42,731	6,193,431
Integra LifeSciences Holdings Corp (c)	47,897	768,268
Intuitive Surgical Inc (c)	215,678	91,585,506
iRadimed Corp	8,019	727,003
iRhythm Technologies Inc (c)	19,537	2,225,264
IRIDEX Corp (c)	14,777	15,516
Kestra Medical Technologies Ltd (c)	37,301	793,019
Kewaunee Scientific Corp (c)	1,782	72,296
KORU Medical Systems Inc (c)	31,356	127,305
Lantheus Holdings Inc (c)	40,344	4,006,159
LeMaitre Vascular Inc (b)	13,991	1,324,248
LENSAR Inc (b)(c)	8,155	47,299
LivaNova PLC (c)	34,118	2,517,908
Lucid Diagnostics Inc (c)	77,112	79,425
Masimo Corp (c)	32,319	5,767,326
Medline Inc Class A (b)	492,993	18,023,824
Merit Medical Systems Inc (c)	35,234	2,221,856
Microbot Medical Inc (b)(c)	36,401	73,894
MiniMed Group Inc (b)	170,747	2,055,794
Modular Medical Inc (c)	3,444	17,151
Neogen Corp (c)	147,467	1,322,779
Neovasc Inc rights (c)(d)	854	0
Neuronetics Inc (b)(c)	45,586	70,202
NeuroOne Medical Technologies Corp (c)	4,972	17,651
NeuroPace Inc (c)	24,269	401,409
Nexalin Technology Inc (b)(c)	3,846	2,346
Nexgel Inc (c)	546	328
Novocure Ltd (c)	68,086	1,160,185
Omnicell Inc (c)	29,176	1,287,829
OraSure Technologies Inc (c)	43,371	186,495
Orchestra BioMed Holdings Inc (c)	45,456	177,733
Orthofix Medical Inc (c)	25,928	240,353
OrthoPediatrics Corp (b)(c)	15,250	261,843
Outset Medical Inc (c)	12,516	61,203
Pro-Dex Inc (b)(c)	1,984	128,504
Procept Biorobotics Corp (b)(c)	35,288	929,133
Profusa Inc (c)	211	74
Pulmonx Corp (b)(c)	24,714	40,778
Pulse Biosciences Inc (b)(c)	41,469	1,036,725
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	4,012	32,421
QT Imaging Holdings Inc (c)	5,946	29,730
QuidelOrtho Corp (c)	43,557	567,112
Rockwell Medical Inc (c)	17,380	12,922
RxSight Inc (c)	24,227	129,130
Sanara Medtech Inc (b)(c)	5,177	117,984
SANUWAVE Health Inc (b)(c)	5,459	89,910
SC II Acquisition Corp Class A	6,909	69,712
SeaStar Medical Holding Corp Class A (c)	447	1,658
Senseonics Holdings Inc (b)(c)	25,810	175,250
Sensus Healthcare Inc (c)	10,687	33,023
SI-BONE Inc (c)	26,815	378,092
Sight Sciences Inc (b)(c)	33,203	161,367
SkyAI Inc (c)	18,338	33,559
Solana Co Class A (b)(c)	33,657	64,117
Spectral AI Inc Class A (b)(c)	10,463	21,658
SS Innovations International Inc (b)(c)	39,279	154,759
STAAR Surgical Co (b)(c)	31,057	928,294
Streamex Corp (b)(c)	17,439	26,333
Strive Inc Class A (b)(c)	35,899	634,335
Tactile Systems Technology Inc (c)	12,350	303,934
Tandem Diabetes Care Inc (c)	45,195	777,354
Tela Bio Inc (c)	18,634	18,075
Tenon Medical Inc (c)	638	440
TransMedics Group Inc (b)(c)	20,800	1,397,760
Treace Medical Concepts Inc (b)(c)	46,975	162,534
UFP Technologies Inc (b)(c)	4,899	1,078,270
Utah Medical Products Inc	1,408	93,562
Varex Imaging Corp (c)	21,186	216,733
Vivani Medical Inc (c)	47,626	62,866
		240,893,040
Health Care Providers & Services - 0.2%
Acadia Healthcare Co Inc (b)(c)	57,317	1,329,754
AdaptHealth Corp (c)	86,425	875,485
Addus HomeCare Corp (c)	11,418	1,046,802
AirSculpt Technologies Inc (b)(c)	40,085	215,657
Alignment Healthcare Inc (c)	122,489	1,876,531
Astrana Health Inc (c)	33,498	1,260,195
Aveanna Healthcare Holdings Inc (c)	130,054	932,487
Billiontoone Inc Class A (c)	25,357	2,510,089
Biodesix Inc (c)	5,483	89,483
BrightSpring Health Services Inc (c)	116,556	7,189,174
Castle Biosciences Inc (c)	19,070	401,996
Clover Health Investments Corp Class A (c)	264,591	1,053,072
CorVel Corp (c)	32,308	1,995,019
Cosmos Health Inc (c)	2,226	550
Cross Country Healthcare Inc (c)	22,433	293,648
DocGo Inc Class A (c)	99,112	65,216
Ensign Group Inc/The	34,954	5,860,038
Fulgent Genetics Inc (c)	19,656	356,560
GeneDx Holdings Corp Class A (c)	17,559	912,892
Guardant Health Inc (c)	79,448	10,303,612
HealthEquity Inc (c)	51,864	4,563,513
Henry Schein Inc (c)	70,674	5,412,215
Innovage Holding Corp (b)(c)	85,703	650,486
Joint Corp/The (c)	8,305	73,915
LifeStance Health Group Inc (c)	236,524	1,823,600
Lumexa Imaging Holdings Inc (b)	57,164	444,736
MSP Recovery Inc warrants 5/20/2027 (c)	1,585,094	159
Nakamoto Inc (b)(c)	5,772	36,133
NeoGenomics Inc (b)(c)	76,378	803,497
NRC Health Class A	15,197	296,797
Nutex Health Inc (b)(c)	4,191	541,100
Omada Health Inc (c)	34,798	625,320
Oncology Institute Inc/The (b)(c)	60,628	284,345
OPKO Health Inc (c)	470,852	687,444
Option Care Health Inc (c)	95,597	1,995,109
P3 Health Partners Inc Class A (b)(c)	610	7,430
Park Dental Partners Inc (b)	2,124	41,163
Pennant Group Inc/The (c)	22,924	785,147
Precipio Inc (c)	3,097	70,612
Privia Health Group Inc (c)	74,095	1,593,783
Progyny Inc (c)	48,275	1,233,909
RadNet Inc (c)	46,955	2,607,411
SBC Medical Group Holdings Inc (b)(c)	35,570	114,180
Strata Critical Medical Inc (b)(c)	46,581	293,926
Surgery Partners Inc (b)(c)	78,273	1,045,727
Talkspace Inc Class A (c)	97,818	508,654
Viemed Healthcare Inc (c)	24,506	241,139
Wellgistics Health Inc (b)(c)	607	2,076
		65,351,786
Health Care Technology - 0.0%
Bullfrog AI Holdings Inc (c)	3,407	2,581
CareCloud Inc (c)	29,684	69,757
Certara Inc (b)(c)	98,879	575,476
Definitive Healthcare Corp Class A (c)	86,863	80,852
Firefly Neuroscience Inc (c)	3,300	5,841
GoodRx Holdings Inc Class A (b)(c)	60,783	177,486
Health Catalyst Inc (b)(c)	36,121	49,847
Healthcare Triangle Inc (c)	35	90
HealthStream Inc	19,219	479,898
HeartFlow Inc (c)	52,705	1,632,802
iSpecimen Inc (c)	44	139
LifeMD Inc (b)(c)	26,844	114,892
OptimizeRx Corp (b)(c)	10,231	53,099
Schrodinger Inc/United States (b)(c)	39,727	603,850
Simulations Plus Inc (b)(c)	12,272	209,974
TruBridge Inc (c)	10,618	275,643
VSee Health Inc (c)	13,327	2,525
Waystar Holding Corp (c)	118,386	2,357,066
		6,691,818
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (c)	71,135	2,013,476
Adaptive Biotechnologies Corp (c)	92,662	1,403,829
Alpha Teknova Inc (b)(c)	34,865	188,271
Atlantic International Corp (b)(c)	34,030	51,045
Azenta Inc (c)	29,625	677,820
Bio-Techne Corp	94,363	4,876,680
BioLife Solutions Inc (c)	29,921	745,631
Bruker Corp	91,972	5,416,231
CDT Equity Inc Class A (c)	1,971	2,050
Champions Oncology Inc (c)	10,958	64,104
Codexis Inc (b)(c)	52,039	144,148
CryoPort Inc (c)	33,761	529,710
Cytek Biosciences Inc (c)	76,897	322,198
Fortrea Holdings Inc (c)	59,469	915,228
Harvard Bioscience Inc (c)	2,936	17,264
ICON PLC (c)	46,227	6,290,108
Illumina Inc (c)	92,689	15,104,600
Inotiv Inc (b)(c)	5,271	1,508
Lifecore Biomedical Inc (b)(c)	22,336	112,127
Maravai LifeSciences Holdings Inc Class A (c)	89,631	430,229
MaxCyte Inc (c)	57,279	69,308
Medpace Holdings Inc (c)	17,176	7,679,561
Mesa Laboratories Inc (b)	3,105	316,772
Nautilus Biotechnology Inc Class A (c)	79,086	216,696
OmniAb Inc (c)	97,359	262,869
Pacific Biosciences of California Inc (c)	192,138	286,286
Personalis Inc (b)(c)	61,947	706,196
Quanterix Corp (b)(c)	27,884	85,325
Quantum-Si Inc Class A (b)(c)	111,123	132,236
Rapid Micro Biosystems Inc Class A (c)	26,152	52,566
Repligen Corp (c)	33,855	4,196,327
Seer Inc Class A (c)	66,029	123,474
Sotera Health Co (c)	172,236	2,693,771
Standard BioTools Inc (c)	253,982	292,079
Tempus AI Inc Class A (b)(c)	105,137	5,306,264
		61,725,987
Pharmaceuticals - 0.4%
Aardvark Therapeutics Inc (c)	15,483	63,635
Aclaris Therapeutics Inc (c)	79,628	362,307
Alumis Inc (c)	77,161	1,666,678
Amneal Intermediate Inc Class A (c)	188,463	2,482,058
Amphastar Pharmaceuticals Inc (c)	29,577	557,526
Amylyx Pharmaceuticals Inc (c)	67,257	965,138
AN2 Therapeutics Inc (c)	19,633	85,011
ANI Pharmaceuticals Inc (b)(c)	13,515	1,061,063
Aquestive Therapeutics Inc (b)(c)	78,825	316,877
Arvinas Inc (c)	39,213	352,133
Assertio Holdings Inc (c)	3,360	78,758
Atea Pharmaceuticals Inc (c)	52,533	245,329
Avadel Pharmaceuticals PLC rights (c)(d)	52,734	0
Axsome Therapeutics Inc (c)	31,035	7,277,087
Belite Bio Inc ADR (c)	6,727	969,899
BioAge Labs Inc (c)	27,416	474,023
Biote Corp Class A (c)	19,805	39,610
Cadrenal Therapeutics Inc (c)	2,041	10,021
CalciMedica Inc (c)	9,699	7,924
Cingulate Inc (b)(c)	8,474	35,252
Cocrystal Pharma Inc (c)	6,122	6,857
Cognition Therapeutics Inc (c)	51,054	60,244
Collegium Pharmaceutical Inc (c)	20,644	693,845
Context Therapeutics Inc (c)	63,705	181,559
Contineum Therapeutics Inc Class A (b)(c)	19,798	267,075
Corcept Therapeutics Inc (c)	64,487	4,481,202
CorMedix Inc (b)(c)	46,045	388,620
Crinetics Pharmaceuticals Inc (c)	63,485	2,256,892
Cumberland Pharmaceuticals Inc (c)	11,327	69,661
Curanex Pharmaceuticals Inc (c)	18,670	6,210
Dare Bioscience Inc (b)(c)	7,571	16,883
Definium Therapeutics Inc (c)	61,815	1,495,305
Edgewise Therapeutics Inc (c)	65,074	2,222,928
Enliven Therapeutics Inc (b)(c)	38,910	1,539,669
Enliven Therapeutics Inc rights (c)(d)	8,204	0
Enveric Biosciences Inc (c)	911	2,095
Esperion Therapeutics Inc (c)	151,491	474,167
Eton Pharmaceuticals Inc (b)(c)	19,450	592,253
Evolus Inc (b)(c)	37,158	243,756
EyePoint Inc (b)(c)	51,198	695,269
Filana Therapeutics Inc (b)(c)	39,953	61,528
Fulcrum Therapeutics Inc (c)	42,584	294,681
Harmony Biosciences Holdings Inc (c)	34,758	1,098,006
Harmony Biosciences Holdings Inc rights (c)(d)	37,934	0
Harrow Inc (b)(c)	22,349	786,908
Hyperion DeFi Inc (c)	3,922	13,727
ImageneBio Inc (b)(c)	4,219	24,049
ImageneBio Inc rights (c)(d)	22,851	0
Incannex Healthcare Inc (b)(c)	9,564	32,039
Indivior Pharmaceuticals Inc	74,675	2,689,794
Innoviva Inc (c)	45,856	982,236
Jazz Pharmaceuticals PLC (c)	37,164	8,788,914
Journey Medical Corp (b)(c)	14,064	88,744
Jupiter Neurosciences Inc (c)	15,860	4,060
Landos Biopharma Inc rights (c)(d)	2,305	0
LB Pharmaceuticals Inc	17,550	490,874
LENZ Therapeutics Inc (b)(c)	18,738	145,782
LeonaBio Inc (c)	6,278	59,892
Lexicon Pharmaceuticals Inc (b)(c)	256,360	558,865
Ligand Pharmaceuticals Inc (c)	11,993	2,781,896
Ligand Pharmaceuticals Inc rights (c)	1,518	91
Ligand Pharmaceuticals Inc rights (c)	1,518	80
Ligand Pharmaceuticals Inc rights (c)	1,518	2
Ligand Pharmaceuticals Inc rights (c)	1,518	1
Lipocine Inc (c)	4,461	10,037
Liquidia Corp (c)	54,020	3,341,677
Maze Therapeutics Inc (b)(c)	28,952	766,070
MBX Biosciences Inc (c)	28,628	900,923
Mira Pharmaceuticals Inc (b)(c)	19,705	20,887
Nektar Therapeutics (c)	17,307	1,122,878
Neonc Technologies Holdings Inc (c)	12,122	56,246
Neumora Therapeutics Inc (c)	99,428	183,942
Novartis AG rights (c)(d)	40,508	0
NRX Therapeutics Inc (b)(c)	21,976	97,134
Nutriband Inc (c)	8,237	28,747
Ocular Therapeutix Inc (c)	132,619	1,194,897
Omeros Corp (b)(c)	45,836	506,029
Optinose Inc (c)(d)	6,931	0
Pacira BioSciences Inc (c)	25,641	595,384
Paratek Pharmaceuticals Inc rights (b)(c)(d)	29,676	0
Phathom Pharmaceuticals Inc (c)	48,562	465,710
Phibro Animal Health Corp Class A	13,106	403,534
Pliant Therapeutics Inc (c)	27,366	34,481
Polaryx Therapeutics Inc (b)	28,648	93,679
Pulmatrix Inc (c)	4,570	6,352
Q/C Technologies Inc (b)(c)	2,941	12,852
Rani Therapeutics Holdings Inc Class A (c)	61,920	58,874
Rapport Therapeutics Inc (b)(c)	28,960	1,143,920
Relmada Therapeutics Inc (c)	62,100	447,741
Reviva Pharmaceuticals Holdings Inc (c)	998	408
Rocket One Inc (b)(c)	31,711	46,298
Royalty Pharma PLC Class A	259,184	14,452,100
Sanofi SA ADR	149,258	6,518,097
SCYNEXIS Inc (b)(c)	22,803	16,076
Seelos Therapeutics Inc rights (b)(c)(d)	2,932	0
Septerna Inc (c)	30,358	916,812
SIGA Technologies Inc (b)	42,288	197,908
SpyGlass Pharma Inc (b)(c)	18,940	364,784
Structure Therapeutics Inc ADR (c)	47,468	1,867,391
Supernus Pharmaceuticals Inc (c)	34,899	1,611,636
Talphera Inc (c)	16,366	13,355
Tarsus Pharmaceuticals Inc (c)	25,785	1,531,629
Telomir Pharmaceuticals Inc (b)(c)	18,464	24,003
Theravance Biopharma Inc (c)	29,651	476,195
Traws Pharma Inc (c)	743	1,085
Traws Pharma Inc rights (c)(d)	33,198	0
Trevi Therapeutics Inc (b)(c)	80,431	1,137,294
Turn Therapeutics Inc	17,142	89,138
Tvardi Therapeutics Inc (b)(c)	6,450	21,801
Verrica Pharmaceuticals Inc (c)	10,929	62,951
Veru Inc (c)	8,519	20,190
Viatris Inc	695,130	11,302,814
VYNE Therapeutics Inc (c)	2,907	1,982
WaVe Life Sciences Ltd (c)	116,090	763,872
Xeris Biopharma Holdings Inc (c)	103,695	638,762
Xeris Biopharma Holdings Inc rights (c)(d)	39,901	0
Zevra Therapeutics Inc (c)	34,997	405,615
		105,621,178
TOTAL HEALTH CARE		1,225,125,388
Industrials - 3.1%
Aerospace & Defense - 0.5%
AeroVironment Inc (b)(c)	30,291	6,277,507
AerSale Corp (c)	30,734	202,537
AIRO Group Holdings Inc (b)(c)	18,259	163,966
Arxis Inc Class A	36,957	1,660,478
Astronics Corp (c)	18,719	1,628,553
Axon Enterprise Inc (c)	48,818	21,905,614
Byrna Technologies Inc (c)	13,015	81,214
Firefly Aerospace Inc (b)(c)	97,369	4,526,685
FTAI Aviation Ltd	62,266	16,210,331
Innovative Solutions And Support Inc (c)	10,655	183,692
Intuitive Machines Inc Class A (b)(c)	96,465	4,228,061
Kratos Defense & Security Solutions Inc (c)	111,970	7,180,636
Leonardo DRS Inc	161,819	7,890,294
Mercury Systems Inc (c)	36,247	4,048,790
Merlin Inc Class A (b)(c)	50,005	402,540
New Horizon Aircraft Ltd Class A (b)(c)	22,438	65,631
Optex Systems Holdings Inc (c)	3,623	41,157
Red Cat Holdings Inc (b)(c)	73,176	1,061,052
Rocket Lab Corp (c)	344,290	49,398,730
Safe Pro Group Inc (b)(c)	11,160	68,634
Satellogic Inc Class A (c)	80,198	762,683
Sidus Space Inc Class A (c)	32,995	162,005
Swarmer Inc (b)	7,445	418,483
Tat Technologies Ltd (c)	8,173	353,973
VirTra Inc (c)	5,587	19,163
Visionwave Holdings Inc (b)	12,488	78,924
VSE Corp	16,855	3,120,703
Woodward Inc	36,101	12,636,433
		144,778,469
Air Freight & Logistics - 0.1%
Air T Inc (b)(c)	1,908	40,068
Arrive AI Inc (c)	19,270	12,718
CH Robinson Worldwide Inc	71,507	12,774,726
Forward Air Corp Class A (b)(c)	20,311	214,890
Hub Group Inc Class A	37,630	1,563,150
		14,605,552
Building Products - 0.0%
AAON Inc	49,756	6,975,791
Apogee Enterprises Inc	13,153	505,207
Caesarstone Ltd (c)	28,738	53,453
CEA Industries Inc (c)	23,972	69,998
Gibraltar Industries Inc (c)	18,121	700,377
Masterbrand Inc (c)	492	4,270
UFP Industries Inc	34,788	2,817,828
		11,126,924
Commercial Services & Supplies - 0.3%
Aqua Metals Inc (c)	69	291
Bitcoin Depot Inc Class A (b)(c)	2,520	416
Bridger Aerospace Group Holdings Inc (b)(c)	30,208	70,687
Casella Waste Systems Inc Class A (b)(c)	38,488	3,162,559
Cintas Corp	242,865	41,593,060
Copart Inc (c)	586,932	19,233,762
Fuel Tech Inc (c)	9,474	14,022
Greenwave Technology Solutions Inc (c)	53	191
Healthcare Services Group Inc (c)	42,285	871,071
Interface Inc	37,617	1,113,463
Knightscope Inc Class A (b)(c)	11,962	34,929
LanzaTech Global Inc Class A (b)(c)	6,556	40,385
Liquidity Services Inc (c)	20,515	742,848
Millerknoll Inc	39,112	632,832
Mobile Infrastructure Corp Class A (c)	7,316	16,168
Odyssey Marine Exploration Inc (b)(c)	30,499	33,549
Our Bond Inc (b)	7,962	4,140
Perma-Fix Environmental Services Inc (b)(c)	12,274	120,531
Quest Resource Holding Corp (c)	12,176	14,368
Royalty Management Holding Corp Class A	4,303	9,897
Smart Powerr Corp (b)(c)	286	83
Tetra Tech Inc	158,987	4,370,553
TOMI Environmental Solutions Inc (c)	8,765	8,151
Virco Mfg. Corp	9,162	55,247
		72,143,203
Construction & Engineering - 0.3%
Bowman Consulting Group Ltd (c)	10,942	345,001
Cardinal Infrastructure Group Inc Class A	7,730	401,110
Concrete Pumping Holdings Inc (c)	36,281	283,717
Construction Partners Inc Class A (c)	29,114	3,390,908
Ferrovial NV (United States)	436,926	29,715,338
IES Holdings Inc (c)	12,068	8,186,328
JFB Construction Holdings Class A (b)(c)	7,353	42,500
Legence Corp Class A	41,187	3,448,999
Limbach Holdings Inc (c)	7,251	561,590
Matrix Service Co (c)	16,612	218,116
MYR Group Inc (c)	9,524	4,429,231
NWPX Infrastructure Inc (c)	5,347	630,732
Shimmick Corp (c)	22,281	78,875
Solv Energy Inc Class A	68,104	2,419,735
Sterling Infrastructure Inc (c)	18,545	15,964,278
Terrestrial Energy Inc Class A (b)(c)	49,569	452,565
WillScot Holdings Corp	109,751	2,823,893
		73,392,916
Electrical Equipment - 0.2%
374Water Inc (b)(c)	8,143	20,113
Allient Inc	9,636	762,786
American Superconductor Corp (c)	29,572	1,506,398
Array Technologies Inc (b)(c)	95,910	870,863
Beam Global (b)(c)	2,833	4,306
Blink Charging Co (b)(c)	64,706	53,447
Broadwind Inc (c)	19,171	67,290
CBAK Energy Technology Inc (c)	53,154	42,523
Dragonfly Energy Holdings Corp (b)(c)	6,224	13,133
Energous Corp (c)	984	27,552
Energy Focus Inc (c)	588	2,157
Enovix Corp Class B (b)(c)	138,966	1,108,949
Eos Energy Enterprises Inc (b)(c)	208,312	1,756,070
Fluence Energy Inc Class A (c)	81,064	1,530,488
Flux Power Holdings Inc (c)	13,918	15,031
FTC Solar Inc (c)	8,636	47,498
FuelCell Energy Inc (c)	31,024	671,980
LSI Industries Inc	23,171	561,433
NANO Nuclear Energy Inc (b)(c)	31,243	902,298
NeoVolta Inc (c)	26,577	51,825
Nextpower Inc Class A (c)	90,062	14,085,697
Nuvve Holding Corp (b)(c)	31,372	12,088
Orion Energy Systems Inc (c)	2,538	24,111
Pioneer Power Solutions Inc (c)	13,099	70,997
Plug Power Inc (b)(c)	846,423	3,343,371
Polar Power Inc (c)	267	549
Powell Industries Inc (b)	21,969	6,248,423
Power Solutions International Inc (b)(c)	14,019	584,312
Preformed Line Products Co	3,289	1,216,338
Shoals Technologies Group Inc (c)	104,351	1,299,170
SKYX Platforms Corp (c)	73,111	82,615
SolarMax Technology Inc (b)(c)	25,940	14,301
Solidion Technology Inc Class A (c)	5,430	25,250
Stardust Power Inc Class A (b)(c)	4,804	10,953
SunPower Inc Class A (b)(c)	74,279	78,736
Sunrun Inc (c)	141,546	2,366,649
Terra Innovatum Global NV (b)	43,584	268,477
Tigo Energy Inc (c)	45,868	186,683
Ultralife Corp (c)	11,042	80,055
Vicor Corp (c)	19,963	6,684,411
X-Energy Inc (b)	160,169	4,310,148
Zeo Energy Corp Class A (c)	18,269	15,470
		51,024,944
Ground Transportation - 0.4%
ArcBest Corp	13,828	1,890,149
Armlogi Holding Corp (c)	12,265	4,170
Avis Budget Group Inc (b)(c)	21,547	3,788,824
CSX Corp	1,126,196	50,971,632
Ftai Infrastructure Inc (b)	77,213	344,370
Heartland Express Inc	55,659	834,328
Hertz Global Holdings Inc (b)(c)	193,455	1,044,657
JB Hunt Transport Services Inc	56,953	15,743,519
Landstar System Inc	20,326	4,205,449
Lyft Inc Class A (c)	239,281	3,376,255
Marten Transport Ltd	47,668	821,796
Old Dominion Freight Line Inc	126,277	28,431,268
PAMT CORP (c)	14,061	190,245
Proficient Auto Logistics Inc (c)	15,304	83,713
Saia Inc (c)	16,147	7,627,358
Universal Logistics Holdings Inc (b)	19,029	302,751
Werner Enterprises Inc	38,736	1,607,931
		121,268,415
Industrial Conglomerates - 0.3%
Honeywell International Inc	385,547	91,706,209
Icahn Enterprises LP	400,606	2,980,509
		94,686,718
Machinery - 0.3%
AirJoule Technologies Corp Class A (b)(c)	40,402	181,405
Astec Industries Inc	14,058	707,961
Blue Bird Corp (b)(c)	19,434	1,317,042
CECO Environmental Corp (c)	21,784	1,628,354
ClearSign Technologies Corp (c)	2,091	9,681
Columbus McKinnon Corp/NY (b)	15,943	254,450
Commercial Vehicle Group Inc (c)	21,200	109,180
Eastern Co/The (b)	4,547	97,897
Energy Recovery Inc (c)	35,218	287,731
Franklin Electric Co Inc	26,902	2,646,619
FreightCar America Inc (c)	10,549	80,172
Hillman Solutions Corp (c)	118,990	887,665
Hurco Cos Inc (c)	4,416	75,823
Hydrofarm Holdings Group Inc (c)	3,202	3,109
L B Foster Co Class A (c)	6,815	280,369
Laser Photonics Corp (c)	7,313	6,721
Lincoln Electric Holdings Inc	33,001	8,530,429
LiqTech International Inc (b)(c)	6,049	6,684
Microvast Holdings Inc (b)(c)	197,248	305,734
Middleby Corp/The (c)	30,189	4,679,597
Nephros Inc (c)	3,085	11,291
NN Inc (c)	27,788	82,530
Nordson Corp	32,922	9,459,479
Omega Flex Inc	6,405	193,623
PACCAR Inc	318,429	35,145,010
Palladyne AI Corp Class A (b)(c)	26,562	223,918
Park-Ohio Holdings Corp	9,918	322,930
Perma-Pipe International Holdings Inc (c)	5,412	166,094
Richtech Robotics Inc Class B (b)(c)	103,446	312,407
RYTHM Inc (b)(c)	1,058	26,413
Stratasys Ltd (b)(c)	57,768	608,875
Symbotic Inc Class A (b)(c)	76,531	3,552,952
Taylor Devices Inc (c)	1,759	89,709
Twin Disc Inc	9,749	162,613
Urban-Gro Inc (c)	389	1,416
Velo3D Inc Class A (b)(c)	15,937	382,647
Venhub Global Inc	39,134	69,659
Xos Inc (b)(c)	2,262	5,157
		72,913,346
Marine Transportation - 0.0%
Lakeside Holding Ltd (c)	4,608	3,087
Pangaea Logistics Solutions Ltd	43,868	332,081
Seanergy Maritime Holdings Corp	11,836	183,458
		518,626
Passenger Airlines - 0.1%
Allegiant Travel Co (c)	17,828	1,633,223
American Airlines Group Inc (c)	393,999	5,768,145
Frontier Group Holdings Inc (b)(c)	145,389	879,603
JetBlue Airways Corp (c)	228,271	1,248,642
Republic Airways Holdings Inc (b)(c)	28,248	574,847
SkyWest Inc (c)	24,401	2,089,946
United Airlines Holdings Inc (c)	195,717	22,468,312
		34,662,718
Professional Services - 0.4%
Aeries Technology Inc Class A (b)(c)	12,875	9,656
Asure Software Inc (b)(c)	16,793	155,335
Automatic Data Processing Inc	244,391	54,215,699
Barrett Business Services Inc	16,005	520,803
Concentrix Corp (b)	37,001	1,046,758
Conduent Inc (c)	113,938	197,113
CRA International Inc	4,267	592,046
DLH Holdings Corp (c)	7,855	44,067
ExlService Holdings Inc (c)	96,137	2,790,857
Exponent Inc	30,395	1,772,636
Falcon's Beyond Global Inc Class A (b)(c)	23,973	371,582
First Advantage Corp (b)(c)	106,738	1,707,808
Forrester Research Inc (c)	18,326	129,198
HireQuest Inc (b)	8,515	111,972
Huron Consulting Group Inc (c)	10,656	1,144,348
IBEX Holdings Ltd (c)	7,829	247,710
ICF International Inc	11,463	789,113
Innodata Inc (c)	19,567	2,054,144
Kelly Services Inc Class A	17,995	209,102
Legalzoom.com Inc (c)	111,826	703,386
Nixxy Inc (b)(c)	6,318	4,991
Paychex Inc	217,553	21,098,290
Paylocity Holding Corp (c)	33,092	3,803,264
Public Policy Holding Co Inc (United States) (e)	18,059	187,994
Rcm Technologies Inc (c)	4,457	96,316
Resources Connection Inc (b)	24,760	111,915
Science Applications International Corp	27,152	2,829,238
ShiftPixy Inc (c)(d)	1	0
SS&C Technologies Holdings Inc	145,888	9,850,358
Star Equity Holdings Inc (c)	2,363	27,623
TTEC Holdings Inc (b)(c)	38,929	105,887
Upwork Inc (b)(c)	80,877	713,335
Verisk Analytics Inc	83,697	14,646,138
Verra Mobility Corp Class A (c)	98,221	442,977
Where Food Comes From Inc (b)(c)	2,480	29,090
Willdan Group Inc (c)	9,183	834,184
		123,594,933
Trading Companies & Distributors - 0.2%
Distribution Solutions Group Inc (c)	28,535	770,445
DXP Enterprises Inc/TX (c)	9,897	1,435,659
EquipmentShare.com Inc Class A (c)	137,931	2,874,482
Fastenal Co	694,150	30,681,430
Hudson Technologies Inc (c)	27,800	147,896
iPower Inc (b)(c)	69	266
Karat Packaging Inc	14,580	395,410
McGrath RentCorp	15,057	1,641,062
Rush Enterprises Inc Class A	33,866	2,347,930
Rush Enterprises Inc Class B	12,741	826,891
Titan Machinery Inc (c)	14,121	308,120
Transcat Inc (b)(c)	5,408	457,084
Willis Lease Finance Corp (b)	4,549	805,218
Xometry Inc Class A (c)	30,596	2,915,493
		45,607,386
TOTAL INDUSTRIALS		860,324,150
Information Technology - 52.7%
Communications Equipment - 1.3%
ADTRAN Holdings Inc (c)	47,936	793,341
Applied Optoelectronics Inc (b)(c)	45,613	7,225,555
Aviat Networks Inc (c)	6,474	115,043
Cisco Systems Inc	2,398,375	288,812,319
Clearfield Inc (b)(c)	8,770	414,119
ClearOne Inc (c)	1,275	3,991
Comtech Telecommunications Corp (c)	20,236	113,726
Digi International Inc (c)	22,356	1,493,381
Extreme Networks Inc (c)	78,794	2,088,829
F5 Inc (c)	34,324	13,161,538
Franklin Wireless Corp	9,420	28,354
Genasys Inc (b)(c)	28,415	61,092
Harmonic Inc (c)	72,622	1,097,318
Inseego Corp (b)(c)	11,837	155,301
KVH Industries Inc (c)	13,701	127,145
Lantronix Inc (c)	22,155	167,270
Lumentum Holdings Inc (c)	43,342	37,055,677
Netgear Inc (c)	18,701	486,039
NetScout Systems Inc (c)	44,798	1,864,493
Ondas Inc (b)(c)	256,247	3,387,585
Optical Cable Corp (c)	4,906	68,193
Ribbon Communications Inc (c)	116,776	359,670
Viasat Inc (c)	82,297	6,634,784
Viavi Solutions Inc (c)	139,623	6,780,093
Vistance Networks Inc	134,383	1,677,100
		374,171,956
Electronic Equipment, Instruments & Components - 0.5%
908 Devices Inc (b)(c)	26,347	221,578
Acorn Energy Inc (c)	1,741	29,597
Advanced Energy Industries Inc	22,728	6,867,947
Aeva Technologies Inc (b)(c)	38,128	1,074,447
AEye Inc Class A (b)(c)	28,330	56,660
Airgain Inc (c)	7,977	55,600
AMC Robotics Corp (b)(c)	13,848	66,470
AmpliTech Group Inc (c)	9,192	40,629
Astrotech Corp (b)(c)	1,228	61,154
Avnet Inc	48,368	4,204,630
Bel Fuse Inc Class A	3,896	954,286
Bel Fuse Inc Class B	4,049	1,111,532
CDW Corp/DE	78,095	9,797,018
Climb Global Solutions Inc (b)	12,664	274,176
Coda Octopus Group Inc (c)	9,381	117,638
Cognex Corp	100,561	6,621,942
CPS Technologies Corp (b)(c)	8,699	78,465
Daktronics Inc (c)	32,115	664,138
Data I/O Corp (c)	15,054	63,678
Deswell Industries Inc	1,149	3,849
ePlus Inc	16,900	1,387,321
Evolv Technologies Holdings Inc Class A (c)	108,269	698,335
Flex Ltd (c)	223,002	33,624,242
Focus Universal Inc (c)	257	206
Forward Industries Inc	51,186	240,574
Frequency Electronics Inc (b)(c)	5,746	436,006
Identiv Inc (c)	16,037	65,752
Insight Enterprises Inc (c)	18,837	2,003,880
Interlink Electronics Inc	9,940	53,378
IPG Photonics Corp (c)	25,327	2,900,448
Itron Inc (c)	27,084	2,233,888
Key Tronic Corp (c)	6,057	20,957
Kimball Electronics Inc (c)	16,010	415,139
LightPath Technologies Inc Class A (b)(c)	36,025	611,705
Lightwave Logic Inc (b)(c)	90,605	983,970
Littelfuse Inc	15,139	7,067,945
MicroVision Inc (b)(c)	192,734	116,932
MultiSensor AI Holdings Inc (c)	285	1,656
Napco Security Technologies Inc	22,781	854,971
Neonode Inc (c)	10,699	18,295
nLight Inc (c)	33,758	2,502,143
Nortech Systems Inc (c)	1,096	16,363
Novanta Inc (b)(c)	21,881	3,486,300
OSI Systems Inc (c)	10,001	2,167,717
Ouster Inc Class A (b)(c)	37,454	1,724,757
PC Connection Inc	15,808	1,100,079
Plexus Corp (c)	16,631	4,463,095
Powerfleet Inc NJ (b)(c)	75,351	294,622
Research Frontiers Inc (c)	10,936	8,421
RF Industries Ltd (c)	6,230	110,209
Richardson Electronics Ltd/United States	7,825	132,869
Sanmina Corp (c)	33,363	8,665,372
ScanSource Inc (c)	13,465	623,026
Sono-Tek Corp (c)	2,629	12,987
Syntec Optics Holdings Inc Class A (b)(c)	22,286	221,746
TTM Technologies Inc (c)	62,823	10,913,612
Vuzix Corp (b)(c)	61,565	283,199
Wetouch Technology Inc (c)	6,414	8,915
Wrap Technologies Inc (b)(c)	38,058	49,666
Zebra Technologies Corp Class A (c)	29,756	7,249,454
		130,135,586
IT Services - 0.4%
Akamai Technologies Inc (c)	87,682	13,111,966
Amdocs Ltd	64,623	4,069,310
Applied Digital Corp (b)(c)	169,655	8,021,288
Backblaze Inc Class A (b)(c)	39,964	330,902
Black Titan Corp	1,511	1,405
Brand Engagement Network Inc Class A (b)(c)	2,725	40,439
CISO Global Inc (b)(c)	17,839	7,945
Cloudastructure Inc Class A (c)	5,483	2,665
Cognizant Technology Solutions Corp Class A	289,337	16,131,984
Commerce.com Inc (c)	43,293	135,507
CoreWeave Inc Class A (c)	268,745	29,435,640
Crexendo Inc (b)(c)	26,052	257,394
CSP Inc (b)	8,458	83,650
Fastly Inc Class A (c)	91,698	1,629,015
Fusemachines Inc (b)	7,192	10,285
Glimpse Group Inc/The (c)	9,486	7,892
Grid Dynamics Holdings Inc (c)	57,531	414,223
Hackett Group Inc/The	20,918	241,185
Information Services Group Inc	29,262	131,972
MicroAlgo Inc Class A (b)(c)	7,198	43,332
MongoDB Inc Class A (c)	49,354	16,560,735
Okta Inc Class A (c)	102,645	12,653,049
Rackspace Technology Inc (b)(c)	150,857	779,931
Research Solutions Inc/CA (c)	16,973	37,001
SharonAI Holdings Inc Class A (b)(c)	8,573	650,091
TSS Inc/MD (b)(c)	17,928	295,453
Tucows Inc Class A (b)(c)	8,588	130,194
VeriSign Inc	55,608	15,869,411
Whitefiber Inc (b)	23,362	694,786
XTI Aerospace Inc (c)	21,451	38,826
		121,817,476
Semiconductors & Semiconductor Equipment - 27.2%
ACM Research Inc Class A (c)	36,477	3,157,449
Advanced Micro Devices Inc (c)	989,868	510,870,875
Aehr Test Systems (c)	18,774	1,733,403
Aeluma Inc (b)(c)	10,732	231,597
Alpha & Omega Semiconductor Ltd (c)	19,954	904,914
Ambarella Inc (c)	26,018	1,877,979
Amkor Technology Inc	149,883	10,425,861
Amtech Systems Inc (c)	10,371	220,591
Analog Devices Inc	296,379	122,656,449
Applied Materials Inc	481,840	216,856,910
ARM Holdings PLC ADR (c)	84,892	29,991,495
Ascent Solar Technologies Inc (b)(c)	4,280	31,800
Astera Labs Inc (c)	103,382	35,444,519
Atomera Inc (c)	19,053	190,149
Axcelis Technologies Inc (c)	19,268	2,898,100
AXT Inc (c)	33,704	3,476,905
Blaize Holdings Inc Class A (b)(c)	68,924	121,306
Broadcom Inc	2,878,753	1,286,140,478
Cerebras Systems Inc Class A (c)	18,192	4,311,322
CEVA Inc (c)	18,813	752,144
Cirrus Logic Inc (c)	30,787	5,232,251
Cohu Inc (c)	27,737	1,463,127
Credo Technology Group Holding Ltd (c)	105,016	24,786,926
CVD Equipment Corp (c)	6,633	39,533
Diodes Inc (c)	27,470	2,893,140
Enphase Energy Inc (b)(c)	79,686	5,447,335
Entegris Inc	92,186	12,794,495
Everspin Technologies Inc (b)(c)	17,797	469,485
First Solar Inc (c)	65,133	19,982,153
FormFactor Inc (c)	47,148	5,874,169
GlobalFoundries Inc (c)	337,847	27,017,625
GSI Technology Inc (b)(c)	24,010	238,299
Ichor Holdings Ltd (c)	20,965	1,499,417
Ideal Power Inc (c)	6,103	45,406
Impinj Inc (c)	18,439	2,784,289
Intel Corp (c)	3,032,794	347,800,816
KLA Corp	79,584	152,937,369
Kopin Corp (b)(c)	101,031	576,887
Lam Research Corp	758,083	241,206,849
Lattice Semiconductor Corp (c)	82,960	12,201,757
MACOM Technology Solutions Holdings Inc (c)	45,528	16,601,330
Marvell Technology Inc	529,023	108,449,715
MaxLinear Inc (c)	52,135	4,844,906
Microchip Technology Inc	328,073	31,052,109
Micron Technology Inc	683,318	663,501,778
MKS Inc	40,549	13,148,419
Mobix Labs Inc Class A (b)(c)	2,743	6,583
Monolithic Power Systems Inc	29,804	46,679,323
Navitas Semiconductor Corp Class A (b)(c)	139,923	3,721,952
NVE Corp	2,869	280,990
NVIDIA Corp	14,753,288	3,115,009,229
ON Semiconductor Corp (c)	238,702	28,792,235
PDF Solutions Inc (c)	24,110	1,177,291
Penguin Solutions Inc (c)	30,724	1,715,321
Photronics Inc (b)(c)	36,989	1,196,594
Pixelworks Inc (b)(c)	4,303	29,992
Power Integrations Inc (b)	33,955	2,852,220
Qorvo Inc (c)	55,826	5,781,341
QUALCOMM Inc	647,779	162,605,485
QuickLogic Corp (c)	14,758	305,933
Rambus Inc (c)	65,677	9,553,376
Rigetti Computing Inc Class A (b)(c)	201,521	5,146,846
Semtech Corp (c)	55,939	8,532,935
Silicon Laboratories Inc (c)	19,793	4,306,957
SiTime Corp (c)	15,964	11,337,633
SkyWater Technology Inc (c)	29,316	1,142,738
Skyworks Solutions Inc (b)	90,491	7,044,724
SolarEdge Technologies Inc (c)	36,729	2,804,259
Synaptics Inc (b)(c)	23,917	3,283,326
Teradyne Inc	94,937	35,535,868
Texas Instruments Inc	551,075	168,452,606
Ultra Clean Holdings Inc (c)	28,808	2,465,101
Universal Display Corp	28,695	2,643,383
Veeco Instruments Inc (c)	39,586	2,281,737
		7,569,869,809
Software - 11.8%
8x8 Inc (c)	89,288	184,826
ACI Worldwide Inc (c)	63,662	2,780,120
Adeia Inc	67,027	1,790,961
Adobe Inc (c)	247,404	64,129,592
Agilysys Inc (c)	17,699	1,532,025
Airship AI Holdings Inc Class A (b)(c)	22,323	67,415
Alarm.com Holdings Inc (c)	29,655	1,337,737
Alkami Technology Inc (b)(c)	65,616	1,192,243
Alpha Modus Holdings Inc Class A (c)	10,153	2,329
American Bitcoin Corp Class A (b)(c)	118,887	134,342
Amplitude Inc Class A (c)	67,531	528,092
Appfolio Inc Class A (c)	14,973	2,413,198
Appian Corp Class A (c)	25,435	595,179
AppLovin Corp Class A (c)	186,438	114,303,274
Arteris Inc (c)	28,202	1,013,862
Atlassian Corp Class A (c)	103,199	11,105,244
AudioEye Inc (c)	8,256	63,406
Aurora Innovation Inc Class A (b)(c)	1,008,551	7,402,764
authID Inc (c)	5,456	6,984
Autodesk Inc (c)	128,700	29,769,597
AvePoint Inc Class A (c)	131,966	1,439,749
Aware Inc/MA (c)	17,102	25,995
Bentley Systems Inc Class B (b)	177,971	5,808,973
Bit Digital Inc (b)(c)	201,119	406,260
Bitdeer Technologies Group Class A (b)(c)	103,368	1,807,906
BitFuFu Inc Class A (b)(c)	26,958	50,142
Blackbaud Inc (c)	29,378	901,611
BlackLine Inc (b)(c)	36,983	1,087,300
Boost Run Inc	8,460	288,063
Braze Inc Class A (c)	63,624	1,630,683
Bridgeline Digital Inc (c)	18,622	22,905
BTCS Inc	33,030	51,857
Btcs Inc Series V (d)	2,315	0
Cadence Design Systems Inc (c)	167,606	62,840,519
Ccc Intelligent Solutions Holdings Inc Class A (c)	391,683	1,840,910
Cerence Inc (c)	24,689	317,501
CID Holdco Inc	14,755	2,067
Cipher Digital Inc (b)(c)	245,239	5,799,902
Cleanspark Inc (b)(c)	171,529	3,137,265
Commvault Systems Inc (c)	26,943	3,199,481
Consensus Cloud Solutions Inc (b)(c)	11,331	389,220
Core Scientific Inc (b)(c)	191,378	5,138,499
Crowdstrike Holdings Inc Class A (c)	153,093	111,910,984
Cyabra Inc	7,628	4,958
CYNGN Inc (b)(c)	6,024	8,976
Daily Journal Corp (b)(c)	920	475,750
Datacentrex Inc (b)(c)	23,847	55,087
Datadog Inc Class A (c)	199,482	49,341,873
Digi Power X Inc (United States) (c)	31,650	247,187
Digimarc Corp (b)	14,667	215,605
Digital Turbine Inc (b)(c)	72,470	636,287
Docusign Inc (c)	121,772	6,395,465
Domo Inc Class B (b)(c)	24,261	101,168
Dropbox Inc Class A (c)	93,088	2,502,205
Duos Technologies Group Inc (b)(c)	17,109	230,972
eGain Corp (c)	19,337	143,674
EverCommerce Inc (b)(c)	114,946	1,293,143
Expensify Inc Class A (c)	35,177	41,157
Fatpipe Inc/UT (c)	9,388	74,728
Five9 Inc (c)	48,468	1,180,196
Fortinet Inc (c)	449,251	61,983,161
Freshworks Inc Class A (c)	152,370	1,479,513
Gen Digital Inc	366,094	9,441,564
Gitlab Inc Class A (c)	91,806	2,850,576
Gloo Holdings Inc Class A	6,834	37,519
Greenidge Generation Holdings Inc Class A (b)(c)	3,594	5,571
Hut 8 Corp (United States) (c)	67,209	8,389,699
I3 Verticals Inc Class A (b)(c)	15,548	316,557
Intapp Inc (c)	50,464	1,165,214
Intellicheck Inc (c)	14,317	63,281
InterDigital Inc (b)	15,596	3,931,596
Intrusion Inc (c)	3,947	3,276
Intuit Inc	167,959	55,683,448
Iveda Solutions Inc (c)	2,211	876
JFrog Ltd (c)	72,765	5,783,362
Kaltura Inc (b)(c)	150,246	229,876
Keel Infrastructure Corp (b)	339,368	1,927,610
Life360 Inc (b)(c)	48,397	2,056,389
LivePerson Inc (c)	7,120	16,162
Manhattan Associates Inc (c)	36,302	5,447,115
MARA Holdings Inc (b)(c)	231,052	3,322,528
MicroCloud Hologram Inc Class A (c)	237	514
Microsoft Corp	4,508,268	2,029,802,585
Mitek Systems Inc (b)(c)	28,416	488,187
Monday.com Ltd (b)(c)	31,213	2,610,031
MyseumAI Inc (c)	988	1,749
nCino Inc (c)	69,988	1,125,407
Netskope Inc Class A (b)(c)	53,120	644,877
NetSol Technologies Inc (c)	5,970	27,820
NextNav Inc Class A (b)(c)	84,954	1,751,751
NextTrip Inc (b)(c)	9,648	21,515
Nutanix Inc Class A (c)	164,494	8,565,203
OneSpan Inc	24,257	350,271
Pagaya Technologies Ltd Class A (b)(c)	43,058	651,037
Palantir Technologies Inc Class A (c)	1,391,223	217,782,049
Palo Alto Networks Inc (c)	495,408	139,551,481
Pegasystems Inc	102,758	3,671,543
Phunware Inc (c)	9,310	18,992
Porch Group Inc (c)	70,644	736,110
Progress Software Corp (c)	26,057	855,451
PTC Inc (c)	72,125	10,005,901
Qualys Inc (c)	22,004	2,404,817
Rank One Computing Corp (b)	7,049	35,527
Rapid7 Inc (c)	39,810	333,608
REalloys Inc (b)(c)	34,112	312,466
REalloys Inc rights (c)(d)	1,335	0
reAlpha Tech Corp (b)(c)	2,514	6,260
Red Violet Inc (c)	8,779	498,998
Rekor Systems Inc (b)(c)	85,665	71,573
Rezolve AI PLC (b)(c)	198,696	592,114
Rimini Street Inc (b)(c)	58,431	228,465
Riot Platforms Inc (c)	229,503	6,221,826
Roadzen Inc (c)	41,570	78,152
Roper Technologies Inc	62,413	20,317,304
SailPoint Inc (b)(c)	344,740	6,491,454
ServiceTitan Inc Class A (c)	49,675	3,594,483
Silvaco Group Inc (c)	22,966	221,852
Soluna Holdings Inc (b)(c)	55,179	93,804
SoundHound AI Inc Class A (b)(c)	234,875	2,113,875
SoundThinking Inc (c)	9,121	68,499
Sprout Social Inc Class A (b)(c)	33,355	249,495
SPS Commerce Inc (c)	23,475	1,332,206
Strategy Inc Class A (b)(c)	190,680	30,335,281
Synopsys Inc (c)	116,292	55,310,802
T Stamp Inc Class A (b)(c)	421	989
Tao Synergies Inc (b)(c)	7,014	29,459
Telos Corp (c)	43,817	209,883
Tenable Holdings Inc (c)	73,492	2,074,679
Terawulf Inc (b)(c)	256,853	6,565,163
TON Strategy Co (b)(c)	39,176	155,920
Trimble Inc (c)	141,485	7,981,169
Upland Software Inc (c)	21,178	19,124
Varonis Systems Inc (c)	72,561	2,477,958
Veea Inc Class A (c)	12,454	7,528
Veritone Inc (b)(c)	52,253	110,776
Vertex Inc Class A (c)	49,015	654,350
Viant Technology Inc Class A (c)	11,212	142,617
VirnetX Holding Corp (b)(c)	3,649	63,675
Workday Inc Class A (c)	129,312	18,904,121
Zoom Communications Inc Class A (c)	161,144	16,370,619
Zscaler Inc (c)	97,618	13,640,163
		3,294,517,834
Technology Hardware, Storage & Peripherals - 11.5%
Ainos Inc (c)	396	942
Apple Inc	8,913,533	2,781,557,108
AstroNova Inc (c)	4,427	69,150
Corsair Gaming Inc (b)(c)	66,306	804,955
CPI Card Group Inc (c)	7,745	131,433
DNA X Inc (c)	2,951	12,866
Foxx Development Holdings Inc (c)	4,245	11,292
Immersion Corp	16,060	104,069
NetApp Inc	119,784	20,877,153
One Stop Systems Inc (b)(c)	14,151	257,265
Quantum Computing Inc (b)(c)	136,187	1,628,797
Quantum Corp (b)(c)	8,892	86,341
Sandisk Corp/DE (c)	89,609	151,885,463
Seagate Technology Holdings PLC	132,380	116,467,924
Socket Mobile Inc (c)	1,296	1,231
Super Micro Computer Inc (c)	363,543	16,755,697
TransAct Technologies Inc (c)	6,575	29,390
Turtle Beach Corp (c)	13,047	170,133
Virtuix Holdings Inc	17,217	63,703
Western Digital Corp	205,807	109,326,736
Xerox Holdings Corp (b)	79,323	257,007
Xerox Holdings Corp warrants 2/14/2028 (c)	39,898	17,156
		3,200,515,811
TOTAL INFORMATION TECHNOLOGY		14,691,028,472
Materials - 0.8%
Chemicals - 0.6%
Alto Ingredients Inc (c)	45,352	247,168
Arq Inc (c)	22,137	61,098
Ascent Industries Co (c)	7,726	104,687
ASP Isotopes Inc (b)(c)	66,670	518,693
Balchem Corp	19,916	3,121,435
Hawkins Inc	12,898	1,996,223
Innospec Inc	14,892	1,235,142
Linde PLC	281,245	139,972,825
Northern Technologies International Corp	6,565	52,520
Novusterra Inc (b)(c)(d)	7,237	0
Origin Materials Inc Class A (b)(c)	6,500	9,685
PureCycle Technologies Inc (b)(c)	113,811	1,410,118
Solesence Inc (c)	31,985	39,342
Solstice Advanced Materials Inc	96,237	8,106,043
		156,874,979
Construction Materials - 0.0%
Smith-Midland Corp (b)(c)	3,306	105,957
United States Lime & Minerals Inc	17,822	2,031,530
		2,137,487
Containers & Packaging - 0.0%
TriMas Corp	25,549	1,045,720
Metals & Mining - 0.2%
5E Advanced Materials Inc (b)(c)	32,190	59,551
American Battery Technology Co (b)(c)	81,101	292,775
Aura Minerals Inc	50,665	3,914,885
Century Aluminum Co (c)	60,137	3,967,238
Evolution Metals & Technologies Corp (b)(c)	361,698	2,441,462
Ferroglobe PLC	119,592	517,833
Friedman Industries Inc	5,849	136,750
Hycroft Mining Holding Corp (b)(c)	55,622	1,838,307
Kaiser Aluminum Corp	9,950	1,811,298
NioCorp Developments Ltd (b)(c)	93,961	542,155
Perpetua Resources Corp (United States) (b)(c)	75,311	2,038,669
Ramaco Resources Inc Class A (b)(c)	33,649	525,261
Ramaco Resources Inc Class B	7,903	90,963
ReElement Technologies Corp (b)(c)(d)	28,952	0
Royal Gold Inc	51,795	11,626,942
Steel Dynamics Inc	88,278	22,965,522
US Gold Corp (b)(c)	10,406	167,953
USA Rare Earth Inc Class A (b)(c)	133,041	3,726,478
		56,664,042
TOTAL MATERIALS		216,722,228
Real Estate - 0.5%
Diversified REITs - 0.0%
Gladstone Commercial Corp	32,084	404,579
Presidio Property Trust Inc Class A (b)(c)	601	1,671
Presidio Property Trust Inc warrants 1/24/2027 (c)	6,016	102
		406,352
Health Care REITs - 0.0%
Diversified Healthcare Trust	157,454	1,310,017
Sabra Health Care REIT Inc	154,740	3,077,779
		4,387,796
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co	120,587	1,325,251
Host Hotels & Resorts Inc	415,165	9,540,492
Service Properties Trust	128,942	230,806
		11,096,549
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	46,038	412,961
Lineage Inc (b)	140,875	6,256,259
		6,669,220
Real Estate Management & Development - 0.1%
Alset Inc (c)	32,998	53,127
Altisource Portfolio Solutions SA (c)	10,838	70,664
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	33,046	6,939
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	33,046	14,838
Comstock Holding Cos Inc Class A (c)	7,534	114,818
CoStar Group Inc (c)	255,808	8,237,018
eXp World Holdings Inc (b)	109,342	537,963
Fathom Holdings Inc (c)	4,444	2,533
FRP Holdings Inc (c)	17,120	395,643
Gyrodyne LLC (c)	1,512	10,660
InterGroup Corp/The (b)(c)	1,699	65,853
Linkhome Holdings Inc (c)	9,924	9,193
Medalist Diversified Inc	805	9,298
Newmark Group Inc Class A	99,302	1,387,249
Opendoor Technologies Inc Class A (b)(c)	581,926	2,932,908
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	9,994
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	4,624
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	3,880
Real Messenger Corp Class A (b)(c)	150	137
RMR Group Inc/The Class A (b)	15,672	312,656
Star Holdings (c)	27,660	245,621
Stratus Properties Inc (c)	6,281	179,605
Zillow Group Inc Class A (c)	32,638	1,154,080
Zillow Group Inc Class C (c)	110,540	3,868,900
		19,628,201
Retail REITs - 0.0%
Phillips Edison & Co Inc	75,228	3,020,404
Regency Centers Corp	110,441	8,542,612
		11,563,016
Specialized REITs - 0.4%
Equinix Inc	59,686	63,747,035
Fermi Inc (b)	375,278	2,619,440
Gaming and Leisure Properties Inc	171,776	8,068,319
Gladstone Land Corp	26,559	251,779
Global Self Storage Inc	5,948	30,692
Lamar Advertising Co Class A	52,565	8,014,060
SBA Communications Corp Class A	64,454	13,094,475
		95,825,800
TOTAL REAL ESTATE		149,576,934
Utilities - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp	154,514	11,064,748
American Electric Power Co Inc	328,190	41,571,827
Constellation Energy Corp	219,848	63,261,262
Evergy Inc	138,535	11,365,411
Exelon Corp	620,847	28,335,457
MGE Energy Inc	24,575	1,855,413
Otter Tail Corp (b)	25,883	2,243,021
Xcel Energy Inc	378,035	30,053,783
		189,750,922
Gas Utilities - 0.0%
RGC Resources Inc (b)	6,885	158,699
Independent Power and Renewable Electricity Producers - 0.1%
AleAnna Inc Class A (b)(c)	29,682	89,639
Fervo Energy Co (c)	167,266	6,131,972
Hallador Energy Co (c)	28,818	555,035
Montauk Renewables Inc (c)	88,120	153,328
Talen Energy Corp (c)	27,772	10,742,210
		17,672,184
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	36,776	2,596,753
Water Utilities - 0.0%
Artesian Resources Corp Class A	6,230	202,600
Cadiz Inc (b)(c)	60,233	293,937
Consolidated Water Co Ltd	10,436	314,958
Global Water Resources Inc (b)	23,475	171,133
H2O America	20,960	1,212,117
Middlesex Water Co	12,150	638,240
Pure Cycle Corp (c)	16,404	169,780
York Water Co/The	9,044	270,416
		3,273,181
TOTAL UTILITIES		213,451,739
TOTAL UNITED STATES		26,946,058,525
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (b)	102,273	1,212,958
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	1,431,331	4,995,345
TOTAL COMMON STOCKS (Cost $7,630,186,216)		27,779,667,881

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc 8.75%	816	20,881
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands Inc Series B, 8.25% (c)	1,005	18
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	8,946	20,226
Health Care - 0.0%
Health Care Technology - 0.0%
iCoreConnect Inc 12% (c)(d)	1,128	0
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (d)	2,059	0
TOTAL HEALTH CARE		0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	9,776	0
TOTAL UNITED STATES		20,244
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $31,767)		41,125

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $3,212,308)	3.64	3,236,000	3,212,443

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.67	126,505,959	126,531,260
Fidelity Securities Lending Cash Central Fund (h)(i)	3.67	471,337,452	471,384,586
TOTAL MONEY MARKET FUNDS (Cost $597,915,846)			597,915,846

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $8,231,346,137)	28,380,837,295
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(452,028,720)
NET ASSETS - 100.0%	27,928,808,575

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	241	6/2026	146,553,305	15,727,632

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $990,260 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,212,443.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,887,612	500,080,026	418,434,783	1,217,073	(1,595)	-	126,531,260	126,505,959	0.2%
Fidelity Securities Lending Cash Central Fund	700,890,520	1,416,587,497	1,646,080,383	15,907,228	(13,048)	-	471,384,586	471,337,452	1.3%
Total	745,778,132	1,916,667,523	2,064,515,166	17,124,301	(14,643)	-	597,915,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,132,946,495	4,130,948,452	-	1,998,043
Consumer Discretionary	3,522,151,390	3,521,741,590	-	409,800
Consumer Staples	1,227,011,524	1,226,899,705	-	111,819
Energy	139,886,969	139,886,969	-	-
Financials	839,642,155	838,746,143	-	896,012
Health Care	1,301,145,685	1,301,024,098	33,265	88,322
Industrials	938,266,772	938,266,772	-	-
Information Technology	15,062,379,562	15,062,375,141	-	4,421
Materials	235,878,987	235,878,987	-	-
Real Estate	156,765,544	156,765,544	-	-
Utilities	223,592,798	223,592,798	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	18	18	-	-
Energy	20,881	20,881	-	-
Financials	20,226	20,226	-	-
Health Care	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	3,212,443	-	3,212,443	-

Money Market Funds	597,915,846	597,915,846	-	-
Total Investments in Securities:	28,380,837,295	28,374,083,170	3,245,708	3,508,417
Derivative Instruments:

Assets
Futures Contracts	15,727,632	15,727,632	-	-
Total Assets	15,727,632	15,727,632	-	-
Total Derivative Instruments:	15,727,632	15,727,632	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	15,727,632	-
Total Equity Risk	15,727,632	-
Total Value of Derivatives	15,727,632	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $671,872,915) - See accompanying schedule:
Unaffiliated issuers (cost $7,633,430,291)	$27,782,921,449
Fidelity Central Funds (cost $597,915,846)	597,915,846

Total Investment in Securities (cost $8,231,346,137)		$28,380,837,295
Segregated cash with brokers for derivative instruments		5,477,592
Foreign currency held at value (cost $55,824)		55,729
Receivable for investments sold		3,140,233
Receivable for fund shares sold		19,054,161
Dividends receivable		10,473,186
Distributions receivable from Fidelity Central Funds		3,344,682
Receivable for variation margin on futures contracts		469,607
Prepaid expenses		2,716
Receivable from investment adviser for expense reductions		114,625
Other receivables		353,212
Total assets		28,423,323,038
Liabilities
Payable to custodian bank	$753
Payable for fund shares redeemed	16,113,169
Accrued management fee	6,524,541
Other payables and accrued expenses	548,531
Collateral on securities loaned	471,327,469
Total liabilities		494,514,463
Net Assets		$27,928,808,575
Net Assets consist of:
Paid in capital		$7,817,724,388
Total accumulated earnings (loss)		20,111,084,187
Net Assets		$27,928,808,575
Net Asset Value, offering price and redemption price per share ($27,928,808,575 ÷ 81,427,933 shares)		$342.99
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$73,615,990
Interest		86,427
Income from Fidelity Central Funds (including $15,907,228 from security lending)		17,124,301
Security lending		102,738
Total income		90,929,456
Expenses
Management fee	$34,606,544
Custodian fees and expenses	97,069
Independent trustees' fees and expenses	30,716
Registration fees	237,082
Audit fees	58,971
Legal	24,890
Miscellaneous	30,781
Total expenses before reductions	35,086,053
Expense reductions	(530,060)
Total expenses after reductions		34,555,993
Net Investment income (loss)		56,373,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	127,304,629
Redemptions in-kind	133,359,816
Fidelity Central Funds	(14,643)
Foreign currency transactions	(799)
Futures contracts	(2,584,506)
Total net realized gain (loss)		258,064,497
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,528,424,959
Assets and liabilities in foreign currencies	1,832
Futures contracts	13,363,409
Total change in net unrealized appreciation (depreciation)		3,541,790,200
Net gain (loss)		3,799,854,697
Net increase (decrease) in net assets resulting from operations		$3,856,228,160
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,373,463	$114,323,063
Net realized gain (loss)	258,064,497	(31,299,972)
Change in net unrealized appreciation (depreciation)	3,541,790,200	4,083,042,813
Net increase (decrease) in net assets resulting from operations	3,856,228,160	4,166,065,904
Distributions to shareholders	(118,546,115)	(113,682,043)

Share transactions
Proceeds from sales of shares	2,797,051,821	3,789,896,297
Reinvestment of distributions	107,014,848	103,423,648
Cost of shares redeemed	(1,972,509,551)	(3,394,264,616)

Net increase (decrease) in net assets resulting from share transactions	931,557,118	499,055,329
Total increase (decrease) in net assets	4,669,239,163	4,551,439,190

Net Assets
Beginning of period	23,259,569,412	18,708,130,222
End of period	$27,928,808,575	$23,259,569,412

Other Information
Shares
Sold	9,554,001	14,755,844
Issued in reinvestment of distributions	357,444	407,598
Redeemed	(6,575,352)	(13,460,842)
Net increase (decrease)	3,336,093	1,702,600

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$297.85	$244.91	$181.29	$145.73	$196.19	$154.09
Income from Investment Operations
Net investment income (loss) A,B	.71	1.49	1.37	1.26	1.16	1.00
Net realized and unrealized gain (loss)	45.95	52.93	63.52	35.46	(50.70)	42.19
Total from investment operations	46.66	54.42	64.89	36.72	(49.54)	43.19
Distributions from net investment income	(1.52)	(1.48)	(1.27)	(1.16)	(.92)	(1.09)
Total distributions	(1.52)	(1.48)	(1.27)	(1.16)	(.92)	(1.09)
Net asset value, end of period	$342.99	$297.85	$244.91	$181.29	$145.73	$196.19
Total Return C,D	15.74%	22.33%	35.99%	25.51%	(25.37)%	28.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29% G	.29%	.32%	.34%	.36%	.35%
Expenses net of fee waivers, if any	.29 % G	.29%	.29%	.28%	.31%	.29%
Expenses net of all reductions, if any	.29% G	.29%	.29%	.28%	.31%	.29%
Net investment income (loss)	.47% G	.58%	.64%	.78%	.73%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$27,928,809	$23,259,569	$18,708,130	$13,516,765	$10,662,796	$14,077,919
Portfolio turnover rate H	7 % G,I	4%	2%	5%	4%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), Partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,650,744,594
Gross unrealized depreciation	(548,976,975)
Net unrealized appreciation (depreciation)	$20,101,767,619
Tax cost	$8,294,797,308

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(81,458,117)
Long-term	(223,505,362)
Total capital loss carryforward	$(304,963,479)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	1,828,196,407	850,563,184

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Nasdaq Composite Index Fund	498,969	-	133,359,816	133,359,816	150,109,773
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate .29% of each class's average net assets. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Nasdaq Composite Index Fund	$353,097

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nasdaq Composite Index Fund	6,372,434	37,823,805	13,040,491
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Nasdaq Composite Index Fund	14,439
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index Fund	1,698,120	92,837	2,493,546

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Nasdaq Composite Index Fund	222,287,845
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $525,006.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,054.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.795567.122
EIF-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026